UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-02258
Eaton Vance Series Trust II
(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)
(617) 482-8260
(Registrant’s Telephone Number)
June 30
Date of Fiscal Year End
June 30, 2010
Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

Annual Report June 30, 2010

WALL ST
AU ST

EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

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Annual Report June 30 , 2010 EATON VANCE TAX-MANAGED EMERGING MARKETS FUND

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Thomas Seto
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
David Stein, Ph.D.
Parametric Portfolio
Associates LLC
Co-Portfolio Manager
Economic and Market Conditions
•	Strong returns followed by extreme volatility defined the global equity markets during the year ending June 30, 2010, after solid economic progress in the first half of the period was followed by a flurry of unsettling developments around the globe in the second half. Concerns about European sovereign debt, credit tightening in China and a disastrous oil spill in the Gulf of Mexico blunted the positive returns of the period’s first half, as many investors reduced their exposure to risk-sensitive assets and returned to the sidelines. Nevertheless, emerging markets still posted strong returns, with the MSCI Emerging Markets Index (the Index) returning 23.15% during the 12-month period ending June 30, 2010.

•	During the first half of the fiscal year, significant infusions of government monetary and fiscal stimulus helped bolster economic growth worldwide, and emerging-market economies led the way. As investors transitioned from the crisis mode of 2008/early 2009 to greater degrees of confidence, equities performed well. In the second half, however, international stock markets shifted gears, posting negative returns for the final six months of the period. Europe suffered the worst downturn, with the FTSE Eurotop 100 losing more than 18%, amid ongoing sovereign debt concerns in Greece, Spain and Romania, credit-rating fears in more developed nations and the looming threat of inflation. Asia-Pacific markets, led by strength in Japan, fared somewhat better, although markets in this region still posted negative returns overall, thanks in part to the ripple effect of the European markets and ongoing tension between North and South Korea. Emerging markets as a whole, as measured by the Index, outperformed Europe but lost more than 6% in the latter half of the fiscal year.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.
Management Discussion
•	During the Fund’s fiscal year ending June 30, 2010, the Fund returned 24.66%, much of which occurred during the first six months of the period when many of the larger emerging markets economies benefited from foreign stimulus and other aid programs. The Fund lost ground, in line with the Index, in the final months of the period but still finished the fiscal year with a strong 12-month return, ahead of the Index, its primary benchmark, as well as the S&P/IFCI Emerging Markets Index and the Lipper Emerging Markets Funds Average.[1]

•	The Fund’s structural and significant underweight to China, which lagged the Index by a large margin, was the largest contributing factor to performance during the period. Overweights to strong-performing Russia, Indonesia and the Philippines also helped. Brazil and Taiwan underperformed, so the Fund’s lower-than-Index weightings in these countries were beneficial. Overweights to Mexico and Turkey, which performed well, also contributed.

•	In contrast, the Fund’s underweight to South Korea, which outperformed the Index, detracted the most from relative performance versus the Index. In addition, relatively small positions in the United Arab Emirates, Kuwait, Slovenia, Jordan, Croatia and Nigeria—countries that are not included in the Index—detracted from relative returns.
Total Return Performance 6/30/09 – 6/30/10

Class I2	24.66%
MSCI Emerging Markets Index[1]	23.15
S&P/IFCI Emerging Markets Index[1]	24.10
Lipper Emerging Markets Funds Average[1]	22.58
See page 3 for more performance information, including after-tax returns.

[1]	It is not possible to invest directly in an Index or a Lipper Classification. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. MSCI Index return reflects dividends net of any applicable foreign withholding taxes. The Lipper total return shown is the average total return, at net asset value, of the funds that are in the same Lipper Classification as the Fund.

[2]	Class I shares are offered at net asset value. Class I shares are subject to a 2% redemption fee at the time of exchange or redemption.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment advisor disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Fund’s current or future investments and may change due to active management.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010
FUND PERFORMANCE AND PORTFOLIO COMPOSITION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class I of the Fund with that of the S&P/IFCI Emerging Markets Index and the MSCI Emerging Markets Index — both of which are unmanaged indices of common stocks traded in the emerging markets and available to foreign investors. The lines on the graph represent the total returns of a hypothetical investment of $50,000 in each of Class I and the S&P/IFCI Emerging Markets Index and the MSCI Emerging Markets Index. Class I total returns are presented at net asset value. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.
Sector Weightings1
By net assets
Financials 25.1% Materials 11.3% Industrials 10.7% Telecommunication Services 10.5% Energy 9.4% Consumer Staples 8.2% Consumer Discretionary 7.1% Information Technology 6.5% Utilities 4.6% Diversified 3.3% Health Care 1.8% Other 0.5% Investment Funds 0.4%

[1]	As a percentage of the Fund’s net assets as of 6/30/10.
Regional Weightings2
By total common stocks
Emerging Europe 19.1% Asia/Pacific 41.2% Latin America 19.4% Middle East/ Africa 20.3%

[2]	As a percentage of the Fund’s total common stocks as of 6/30/10.
Comparison of Change in Value of a $50,000 Investment in Eaton Vance Tax-Managed Emerging Markets Fund vs. the MSCI Emerging Markets Index and the S&P/IFCI Emerging Markets Index* $250,000 June 30, 2000 – June 30, 2010 Eaton Vance Tax-Managed Emerging Markets Fund $200,000 S&P/IFCI Emerging Markets Index $180,648 MSCI Emerging Markets Index $150,000 $149,662 $129,831 $100,000 $50,000 0 6/30/00 6/30/02 6/30/04 6/30/06 6/30/08 6/30/10

*	Source: Bloomberg; Lipper, Inc. Class I of the Fund commenced investment operations on 6/30/98. The Fund’s performance prior to February 6, 2004, is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.
Top 10 Holdings3
By net assets

America Movil SAB de CV, Series L	1.5%
China Mobile, Ltd.	0.9
MTN Group, Ltd.	0.9
Samsung Electronics Co., Ltd.	0.9
Sberbank of Russian Federation	0.9
OAO Gazprom ADR	0.8
Astra International Tbk PT	0.7
CEZ AS	0.6
Grupo Financiero Banorte SA de CV, Class O	0.5
Grupo Mexico SAB de CV, Series B	0.5

[3]	Top 10 Holdings represented 8.2% of the Fund’s net assets as of 6/30/10. Excludes cash equivalents.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010
FUND PERFORMANCE
“Return Before Taxes” does not take into consideration shareholder taxes. It is most relevant to tax-free or tax-deferred shareholder accounts. “Return After Taxes on Distributions” reflects the impact of federal income taxes due on Fund distributions of dividends and capital gains. It is most relevant to taxpaying shareholders who continue to hold their shares. “Return After Taxes on Distributions and Sale of Fund Shares” also reflects the impact of taxes on capital gain or loss realized upon a sale of shares. It is most relevant to taxpaying shareholders who sell their shares.
Average Annual Total Returns
(For the periods ended June 30, 2010)
Returns at Net Asset Value (NAV) (Class I)

	One Year	Five Years	10 Years	Life of Fund[1]
Return Before Taxes	24.66%	13.82%	13.70%	14.69
Return After Taxes on Distributions	24.66	13.59	13.15	14.17
Return After Taxes on Distributions and Sale of Fund Shares	16.48	12.26	12.09	13.15
Returns Reflecting the Redemption Fee (Class I)

	One Year	Five Years	10 Years	Life of Fund[1]
Return Before Taxes	22.19%	13.41%	13.52%	14.53%
Return After Taxes on Distributions	22.20	13.18	12.96	14.01
Return After Taxes on Distributions and Sale of Fund Shares	14.88	11.89	11.92	13.00
Total Annual Operating Expenses (Class I)2

Expense Ratio	0.97%

[1]	Class I commenced operations on 6/30/98. The Fund’s performance prior to 2/6/04 is that of its predecessor, the PIMCO PPA Tax-Efficient Structured Emerging Markets Fund.

[2]	Source: Prospectus dated 11/1/09, as revised 1/22/10.
After-tax returns are calculated using certain assumptions. After-tax returns are calculated using the highest historical individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for the same period because no taxable distributions were made during that period or because the taxable portion of distributions made during the period was insignificant. Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares. The Fund’s after-tax returns also may reflect foreign tax credits passed by the Fund to its shareholders.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2010 – June 30, 2010).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Tax-Managed Emerging Markets Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(1/1/10)	(6/30/10)	(1/1/10 – 6/30/10)

Actual
Class I	$1,000.00	$967.30	$4.68

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,020.00	$4.81

*	Expenses are equal to the Fund’s annualized expense ratio of 0.96% for Class I shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on December 31, 2009.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS

Common Stocks — 97.7%

Security	Shares	Value

Argentina — 0.8%

Banco Macro SA, Class B	130,676	$385,490
Banco Macro SA, Class B ADR	71,000	2,090,950
BBVA Banco Frances SA	76,594	164,593
BBVA Banco Frances SA ADR	23,099	145,986
Cresud SA ADR	129,731	1,574,934
Grupo Financiero Galicia SA, Class B ADR(1)	103,000	587,100
IRSA Inversiones y Representaciones SA	119,544	127,988
IRSA Inversiones y Representaciones SA ADR	57,300	598,212
Ledesma SAAI	259,501	261,332
MercadoLibre, Inc.(1)	49,000	2,574,950
Molinos Rio de la Plata SA, Class B	92,923	350,920
Petrobras Energia SA ADR	72,987	1,051,743
Siderar SAIC	120,100	821,588
Telecom Argentina SA ADR	181,200	2,977,116
Telecom Argentina SA, Class B	229,824	759,797
Transportadora de Gas del Sur SA	252,923	160,800
Transportadora de Gas del Sur SA ADR	33,800	106,470

		$14,739,969

Botswana — 0.7%

Barclays Bank of Botswana	1,191,347	$1,115,576
Botswana Insurance Holdings Ltd.	298,665	359,092
First National Bank of Botswana	7,511,600	2,826,292
Letshego	14,326,403	4,023,454
Sechaba Breweries Ltd.	1,310,400	1,807,222
Sefalana Holding Co.	991,000	476,602
Standard Chartered Bank	850,790	1,766,052

		$12,374,290

Brazil — 5.6%

AES Tiete SA, PFC Shares	18,716	$215,156
All America Latina Logistica SA (Units)	183,000	1,439,668
B2W Companhia Global do Varejo	20,200	336,629
Banco Bradesco SA	66,000	851,235
Banco Bradesco SA, PFC Shares	259,930	4,047,996
Banco do Brasil SA	56,600	772,958
BM&F Bovespa SA	345,000	2,217,175
Bombril SA, PFC Shares	100,000	437,673
Bradespar SA, PFC Shares	39,200	712,115
Brasil Telecom SA(1)	25,532	226,322
Brasil Telecom SA, PFC Shares(1)	116,635	784,459
Braskem SA, PFC Shares	61,000	423,452
BRF-Brasil Foods SA	153,566	2,016,351
Centrais Eletricas Brasileiras SA	44,000	581,629
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	75,982	1,187,087
Cia Brasileira de Distribuicao Grupo Pao de Acucar, PFC Shares	30,244	1,055,273
Cia Brasileira de Distribuicao Grupo Pao de Acucar, Class B, PFC Shares	812	28,332
Cia de Bebidas das Americas, PFC Shares	69,465	6,923,794
Cia de Companhia de Concessoes Rodoviarias (CCR)	59,000	1,221,839
Cia de Saneamento Basico do Estado de Sao Paulo	23,200	481,994
Cia de Transmissao de Energia Eletrica Paulista, PFC Shares	25,863	666,277
Cia Energetica de Minas Gerais, PFC Shares	120,250	1,742,792
Cia Energetica de Sao Paulo, PFC Shares	60,500	824,543
Cia Paranaense de Energia-Copel, PFC Shares	36,800	758,427
Cia Siderurgica Nacional SA (CSN)	120,600	1,757,219
Cielo SA	220,000	1,852,632
Contax Participacoes SA, PFC Shares	30,200	361,396
Cosan SA Industria e Comercio(1)	52,100	651,755
CPFL Energia SA	50,000	1,091,690
Cyrela Brazil Realty SA	85,724	926,579
Diagnosticos da America SA	77,600	730,429
Duratex SA	116,036	1,054,288
EDP-Energias do Brasil SA	16,600	329,241
Eletropaulo Metropolitana SA, Class B, PFC Shares	23,068	459,571
Embratel Participacoes SA	37,424,000	235,533
Embratel Participacoes SA, PFC Shares	67,000,000	426,870
Empresa Brasileira de Aeronautica SA	152,532	784,209
Fibria Celulose SA(1)	19,771	291,800
Gafisa SA	94,800	567,224
Gerdau SA, PFC Shares	78,800	1,029,857
Gol Linhas Aereas Inteligentes SA, PFC Shares	37,000	438,260
Hypermarcas SA(1)	25,500	327,474
Investimentos Itau SA	6,353	38,470
Investimentos Itau SA, PFC Shares	926,039	5,494,669
Itau Unibanco Holding SA, PFC Shares	324,892	5,849,856
JBS SA	164,700	697,124
Klabin SA, PFC Shares	147,000	407,202
LLX Logistica SA(1)	154,000	627,945
Localiza Rent a Car SA	19,500	226,330
Lojas Americanas SA, PFC Shares	288,359	2,089,604
Lojas Renner SA	29,000	787,258
Lupatech SA(1)	13,700	159,391
Marcopolo SA, PFC Shares	46,300	243,171
Metalurgica Gerdau SA, PFC Shares	31,400	508,141
MRV Engenharia e Participacoes SA	117,600	828,086
Natura Cosmeticos SA	35,000	775,623
Net Servicos de Comunicacao SA, PFC Shares	109,407	1,030,426
OGX Petroleo e Gas Participacoes SA(1)	125,000	1,157,895

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Brazil (continued)

Petroleo Brasileiro SA	275,200	$4,726,427
Petroleo Brasileiro SA ADR	187,400	5,584,520
Petroleo Brasileiro SA, PFC Shares	224,600	3,342,247
Randon Participacoes SA, PFC Shares	95,550	544,714
Redecard SA	145,000	2,048,476
Souza Cruz SA	28,900	1,088,753
Suzano Papel e Celulose SA	25,000	210,665
Tam SA, PFC Shares	29,600	409,972
Tele Norte Leste Participacoes SA	11,200	233,928
Tele Norte Leste Participacoes SA, PFC Shares	47,300	707,535
Tele Norte Leste Participacoes SA ADR, PFC Shares	26,608	398,056
Telemar Norte Leste SA, PFC Shares	9,000	244,321
Telesp-Telecomunicacoes de Sao Paulo SA, PFC Shares	18,313	366,260
Tim Participacoes SA, PFC Shares	223,232	599,820
Totvs SA	11,000	816,316
Tractebel Energia SA	41,300	484,846
Ultrapar Participacoes SA, PFC Shares	25,912	1,240,187
Usinas Siderurgicas de Minas Gerais SA	10,350	271,795
Usinas Siderurgicas de Minas Gerais SA, PFC Shares	31,500	839,593
Vale SA	189,400	4,580,227
Vale SA, PFC Shares	350,292	7,357,102
Vivo Participacoes SA, PFC Shares	47,418	1,218,945
Weg SA	130,700	1,209,247

		$102,714,346

Bulgaria — 0.2%

Albena Invest Holding PLC(1)	19,550	$68,987
Bulgarian American Credit Bank JSCO(1)	38,300	249,908
Bulgartabak Holding	3,450	32,355
CB First Investment Bank AD(1)	54,000	63,520
Chimimport AD(1)	487,988	599,402
Corporate Commercial Bank AD	19,900	771,487
Doverie Holding AD(1)	40,000	68,606
Industrial Holding Bulgaria PLC(1)	210,365	172,317
Olovno Tzinkov Komplex AD(1)	33,800	232,484
Petrol AD(1)	76,205	125,384
Sopharma AD(1)	303,500	724,301
Vivacom	32,300	57,561

		$3,166,312

Chile — 3.4%

Administradora de Fondos de Pensiones Provida SA ADR	9,800	$414,148
AES Gener SA	1,922,700	841,544
Almendral SA	7,092,000	681,861
Antarchile SA, Series A	28,200	526,765
Banco de Chile	7,328,779	740,864
Banco de Chile ADR	21,946	1,310,176
Banco de Credito e Inversiones	63,723	2,609,370
Banco Santander Chile SA	6,125,600	397,230
Banco Santander Chile SA ADR	47,622	3,194,960
Cap SA	60,000	1,856,973
Cencosud SA	857,500	3,878,811
Cia Cervecerias Unidas SA ADR	37,800	1,628,802
Cia Electro Metalurgica SA	17,500	199,180
Cia General de Electricidad SA	116,110	697,447
Cia SudAmericana de Vapores SA(1)	991,456	891,502
Colbun SA	5,758,500	1,492,222
Corpbanca SA	83,071,400	806,297
Corpbanca SA ADR	17,000	820,080
Embotelladora Andina SA, Series A ADR	25,100	451,800
Embotelladora Andina SA, Series B ADR	48,900	1,093,404
Empresa Nacional de Electricidad SA	222,900	342,075
Empresa Nacional de Electricidad SA ADR	70,459	3,253,797
Empresas CMPC SA	48,400	2,118,414
Empresas Copec SA	370,800	5,837,868
Empresas La Polar SA	88,300	480,269
Enersis SA	1,248,200	494,937
Enersis SA ADR	158,371	3,153,167
ENTEL SA	77,200	1,039,136
Grupo Security SA	1,066,690	318,415
Invercap SA	51,300	422,763
Inversiones Aguas Metropolitanas SA	211,100	261,338
Lan Airlines SA	44,000	821,903
Lan Airlines SA ADR	80,500	1,490,055
Madeco SA	15,429,800	829,346
Masisa SA(1)	7,040,250	934,488
Minera Valparaiso SA	28,200	857,284
Parque Arauco SA	498,800	693,323
Quinenco SA	223,900	535,097
S.A.C.I. Falabella SA	898,600	5,850,239
Salfacorp SA	510,700	1,108,286
SM-Chile SA, Class B	2,793,600	529,508
Sociedad de Inversiones Pampa Calichera SA, Class A	834,400	1,298,855
Sociedad Quimica y Minera de Chile SA	20,950	828,734
Sociedad Quimica y Minera de Chile SA, Series B ADR	57,200	1,865,292
Sonda SA	483,700	770,660
Vina Concha y Toro SA ADR	31,000	1,292,700

		$61,961,385

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

China—9.2%

Agile Property Holdings, Ltd.	298,000	$305,563
Air China, Ltd., Class H(1)	680,000	664,304
Alibaba.com Ltd.	523,500	1,032,923
Aluminum Corp. of China Ltd., Class H(1)	1,358,000	1,021,431
Angang Steel Co., Ltd., Class H	428,000	511,085
Anhui Conch Cement Co., Ltd., Class H	220,000	638,200
Anta Sports Products, Ltd.	275,000	495,055
AsiaInfo Holdings, Inc.(1)	10,500	229,530
Baidu, Inc. ADR(1)	86,600	5,895,728
Bank of China, Ltd., Class H	12,109,000	6,109,018
Bank of Communications, Ltd., Class H	1,100,000	1,157,702
Beijing Capital International Airport Co., Ltd., Class H	596,000	350,047
Beijing Enterprises Holdings, Ltd.	185,500	1,201,852
Beijing North Star Co., Ltd., Class H	1,580,000	384,129
BOE Technology Group Co., Ltd., Class B(1)	1,405,300	301,480
BYD Co., Ltd., Class H	266,000	1,956,483
Chaoda Modern Agriculture Holdings, Ltd.	933,660	903,431
China Agri-Industries Holdings, Ltd.	725,000	838,259
China Bluechemical, Ltd., Class H	850,000	469,980
China CITIC Bank, Class H	1,229,000	778,773
China Coal Energy Co., Class H	1,055,000	1,312,680
China Communications Construction Co., Ltd., Class H	1,677,000	1,521,580
China Communications Services Corp., Ltd., Class H	718,000	348,770
China Construction Bank, Class H	6,939,000	5,585,984
China COSCO Holdings Co., Ltd., Class H(1)	843,150	858,101
China Dongxiang (Group) Co., Ltd.	1,553,000	1,027,236
China Eastern Airlines Corp., Ltd., Class H(1)	964,000	416,296
China Everbright International, Ltd.	675,000	283,846
China Everbright, Ltd.	456,000	1,038,781
China Foods, Ltd.	460,000	268,519
China High Speed Transmission Equipment Group Co., Ltd.	310,000	652,724
China International Marine Containers Co., Ltd., Class B	413,812	519,237
China Life Insurance Co., Ltd., Class H	1,554,000	6,786,188
China Longyuan Power Group Corp., Class H(1)	979,000	897,547
China Mengniu Dairy Co., Ltd.	603,000	1,950,610
China Merchants Bank Co., Ltd., Class H	800,000	1,913,839
China Merchants Holdings (International) Co., Ltd.	824,000	2,709,748
China Merchants Property Development Co., Ltd., Class B(1)	588,654	919,005
China Minsheng Banking Corp, Ltd., Class H	720,000	624,178
China Mobile, Ltd.	1,718,400	17,022,597
China National Building Material Co., Ltd., Class H	330,000	525,550
China Oilfield Services, Ltd., Class H	564,000	656,333
China Overseas Land & Investment, Ltd.	828,360	1,543,492
China Petroleum & Chemical Corp., Class H	4,606,000	3,721,185
China Railway Construction Corp., Class H	644,000	807,422
China Railway Group, Ltd., Class H(1)	1,290,000	825,669
China Resources Enterprise, Ltd.	532,000	1,955,144
China Resources Land, Ltd.	362,000	679,724
China Resources Power Holdings Co., Ltd.	561,000	1,267,234
China Shenhua Energy Co., Ltd., Class H	731,000	2,637,231
China Shipping Container Lines Co., Ltd., Class H(1)	1,241,000	438,908
China Shipping Development Co., Ltd., Class H	428,000	539,945
China Southern Airlines Co., Ltd., Class H(1)	876,500	361,683
China Telecom Corp., Ltd., Class H	4,450,000	2,143,501
China Travel International Investment Hong Kong, Ltd.(1)	800,000	169,767
China Unicom, Ltd.	1,830,290	2,448,145
China Vanke Co., Ltd., Class B	1,185,417	1,243,111
China Yurun Food Group, Ltd.	461,000	1,449,703
China Zhongwang Holdings, Ltd.	541,200	340,753
Chongqing Changan Automobile Co., Ltd., Class B	723,024	411,206
Citic Pacific, Ltd.	628,000	1,163,363
CNOOC, Ltd.	4,062,500	6,884,295
Cosco Pacific, Ltd.	642,000	760,953
Ctrip.com International, Ltd. ADR(1)	61,900	2,324,964
Datang International Power Generation Co., Ltd., Class H	886,000	357,376
Dazhong Transportation Group Co., Ltd., Class B(1)	633,875	374,090
Denway Motors, Ltd.	1,892,000	890,893
Dongfeng Motor Corp., Class H	1,298,000	1,494,120
Focus Media Holding, Ltd. ADR(1)	37,100	576,163
FU JI Food & Catering Services(1)(2)	133,000	0
Guangdong Investment, Ltd.	954,000	449,138
Guangzhou R&F Properties Co., Ltd., Class H	242,400	304,958
Hangzhou Steam Turbine Co., Ltd., Class B	273,307	407,590
Hidili Industry International Development, Ltd.(1)	304,000	222,390
Huaneng Power International, Inc., Class H	1,448,000	850,935
Industrial & Commercial Bank of China, Ltd., Class H	9,561,000	6,961,607
Inner Mongolia Eerduosi Cashmere Products Co., Ltd., Class B	392,000	286,727
Inner Mongolia Yitai Coal Co., Ltd., Class B	170,000	813,452
Jiangsu Expressway Co., Ltd., Class H	352,000	320,606
Jiangxi Copper Co., Ltd., Class H	432,000	800,506
Kingboard Chemical Holdings, Ltd.	164,000	704,121
Kunlun Energy Co., Ltd.	574,000	722,899
Lee & Man Paper Manufacturing, Ltd.	431,000	315,780
Lenovo Group, Ltd.	1,700,000	912,132
Li Ning Co., Ltd.	287,500	942,055
Lianhua Supermarket Holdings Ltd., Class H	130,000	477,022
Maanshan Iron & Steel Co., Ltd., Class H	1,389,000	605,683
Mindray Medical International, Ltd. ADR	31,500	989,730
NetEase.com, Inc. ADR(1)	39,300	1,246,203

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

China (continued)

New Oriental Education & Technology Group Inc. ADR(1)	11,500	$1,071,685
Nine Dragons Paper Holdings, Ltd.	366,000	493,083
Parkson Retail Group, Ltd.	515,000	868,076
PetroChina Co., Ltd., Class H	5,354,300	5,908,696
PICC Property & Casualty Co., Ltd., Class H(1)	390,000	370,510
Ping An Insurance (Group) Co. of China, Ltd., Class H	333,000	2,751,872
Qingling Motors Co., Ltd., Class H	1,448,966	342,864
Renhe Commercial Holdings Co., Ltd.	1,098,000	227,202
Semiconductor Manufacturing International Corp.(1)	5,725,000	455,226
Shanda Interactive Entertainment, Ltd. ADR(1)	12,000	476,040
Shanghai Diesel Engine Co., Ltd., Class B	534,000	329,562
Shanghai Electric Group Co., Ltd., Class H(1)	934,000	410,694
Shanghai Haixin Group Co., Ltd., Class B(1)	545,000	169,460
Shanghai Industrial Holdings, Ltd.	175,000	692,770
Shanghai Jin Jiang International Hotels Development Co., Ltd., Class B	574,800	747,816
Shanghai Jin Jiang International Hotels Group Co., Ltd., Class H	1,000,000	224,975
Shanghai Zhenhua Heavy Industry Co., Ltd., Class B(1)	863,200	367,678
Shenzhen Chiwan Wharf Holdings, Ltd., Class B	153,115	220,010
Shimao Property Holdings, Ltd.	301,000	466,955
SINA Corp.(1)	25,700	906,182
Sino-Ocean Land Holdings, Ltd.	794,500	567,689
Sinopec Shanghai Petrochemical Co., Ltd., Class H	1,628,000	616,439
Sinopec Yizheng Chemical Fibre Co., Ltd., Class H(1)	3,201,000	650,934
Sound Global, Ltd.(1)	378,000	207,379
Suntech Power Holdings Co., Ltd. ADR(1)	48,000	440,160
Tencent Holdings, Ltd.	252,500	4,183,229
Tingyi (Cayman Islands) Holding Corp.	1,184,000	2,899,854
Travelsky Technology, Ltd., Class H	812,000	671,372
Tsingtao Brewery Co., Ltd., Class H	1,124,000	5,215,021
Want Want China Holdings, Ltd.	2,580,000	2,165,711
Weichai Power Co., Ltd., Class H	57,000	366,970
Wumart Stores, Inc., Class H	244,000	435,173
Yangzijiang Shipbuilding Holdings, Ltd.	697,000	664,806
Yantai Changyu Pioneer Wine Co., Ltd., Class B(1)	103,948	975,821
Yanzhou Coal Mining Co., Ltd., Class H	548,000	1,055,094
Zhejiang Expressway Co., Ltd., Class H	436,000	401,744
Zijin Mining Group Co., Ltd., Class H	1,080,000	806,920
ZTE Corp., Class H	492,180	1,494,435

		$170,548,003

Colombia — 1.7%

Almacenes Exito SA	359,734	$3,408,634
Banco de Bogota	14,000	283,736
Bancolombia SA ADR, PFC Shares	99,700	4,997,961
Cementos Argos SA	284,000	1,704,314
Cia Colombiana de Inversiones SA	566,260	1,860,060
Cia de Cemento Argos SA	341,000	3,482,431
Corporacion Financiera Colombiana SA	16,226	242,499
Ecopetrol SA	1,889,400	2,740,135
Empresa de Telecommunicaciones de Bogota SA	1,807,100	1,013,114
Grupo Aval Acciones y Valores SA	1,192,000	579,795
Grupo de Inversiones Suramericana	174,400	2,750,519
Grupo Nacional de Chocolates SA	198,900	2,167,362
Interconexion Electrica SA	591,600	3,986,250
ISAGEN SA ESP	857,500	1,022,419
Proenergia Internacional(1)(2)	27,000	0
Promigas SA	27,000	469,034
Tableros y Maderas de Caldas	54,336,100	233,116
Textiles Fabricato Tejicondor SA(1)	34,115,900	517,220

		$31,458,599

Croatia — 0.7%

Adris Grupa DD, PFC Shares	32,700	$1,419,450
Atlantska Plovidba DD	15,437	2,157,265
Croatia Osiguranje DD(1)	160	127,818
Dalekovod DD(1)	12,140	579,165
Ericsson Nikola Tesla	4,810	1,109,669
Hrvatski Telekom DD	127,350	5,635,051
INA Industrija Nafte DD(1)	1,953	557,773
Institut IGH DD	1,610	522,404
Koncar-Elektroindustrija DD(1)	2,370	179,961
Kras DD	1,645	106,247
Petrokemija DD(1)	5,250	105,269
Podravka Prehrambena Industrija DD(1)	17,450	761,062
Privredna Banka Zagreb DD	3,310	282,991
Riviera Holding DD(1)	3,830	103,908
Tankerska Plovidba DD	290	66,284

		$13,714,317

Czech Republic — 1.5%

CEZ AS	284,770	$11,590,715
Komercni Banka AS	29,800	4,771,354
Komercni Banka AS GDR	27,154	1,463,454
New World Resources NV, Class A(1)	343,600	3,527,026
Philip Morris CR AS	1,660	687,042

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Czech Republic (continued)

Telefonica 02 Czech Republic AS	143,500	$2,781,610
Unipetrol AS(1)	234,200	2,117,699

		$26,938,900

Egypt — 1.5%

Alexandria Mineral Oils Co.	49,000	$336,651
Arab Cotton Ginning(1)	1,380,400	786,476
Commercial International Bank	286,645	3,340,785
Credit Agricole Egypt	9,465	18,944
Eastern Tobacco	55,400	1,200,137
Egypt Kuwaiti Holding Co.	642,251	965,390
Egyptian Financial & Industrial Co.(1)	137,064	395,741
Egyptian Financial Group-Hermes Holding SAE	263,800	1,340,260
Egyptian for Tourism Resorts(1)	3,501,400	1,153,266
Egyptian International Pharmaceutical Industrial Co.	40,120	246,524
El Ezz Aldekhela Steel Alexa Co.	4,750	792,159
El Sewedy Cables Holding Co.(1)	60,900	719,304
El Watany Bank of Egypt	43,866	194,648
Ezz Steel(1)	331,700	999,457
International Hotel Holdings(1)(2)	11,863	0
Maridive & Oil Services SAE	261,300	812,339
Medinet Nasr for Housing	56,250	293,050
Misr Cement (Qena)	18,251	299,591
MobiNil-Egyptian Co. for Mobil Services	32,978	953,771
National Societe General Bank	83,451	463,931
Olympic Group Financial Investments	67,971	307,631
Orascom Construction Industries (OCI)	117,901	4,652,585
Orascom Telecom Holding SAE	3,278,310	2,797,257
Oriental Weavers Co.	35,464	221,603
Palm Hills Developments SAE(1)	412,500	347,274
Pioneers Holding	547,300	327,864
Sidi Kerir Petrochemicals Co.	367,800	783,827
Six of October Development & Investment Co.(1)	21,701	308,919
South Valley Cement(1)	485,000	453,957
Suez Cement Co.	42,400	261,691
Talaat Moustafa Group(1)	470,000	583,913
Telecom Egypt	460,700	1,250,736
Torah Portland Cement Co.	12,900	63,458

		$27,673,139

Estonia — 0.6%

AS Baltika(1)	226,000	$154,716
AS Merko Ehitus	137,000	1,235,247
AS Nordecon International(1)	391,612	668,795
AS Olympic Entertainment Group(1)	1,852,399	2,433,051
AS Tallink Group, Ltd.(1)	7,609,230	5,191,833
AS Tallinna Kaubamaja	264,300	1,421,908
AS Tallinna Vesi	35,235	347,713

		$11,453,263

Ghana — 0.3%

Aluworks Ghana, Ltd.(1)	1,810,900	$502,156
CAL Bank, Ltd.	3,266,254	611,361
Ghana Commercial Bank, Ltd.	1,384,370	1,554,717
HFC Bank Ghana, Ltd.	3,899,473	1,594,932
Produce Buying Co., Ltd.	650,000	58,579
SG-SSB, Ltd.	740,000	318,059
Standard Chartered Bank of Ghana, Ltd.	34,600	1,029,005
Unilever Ghana, Ltd.(1)	249,000	621,421

		$6,290,230

Hungary — 1.5%

Danubius Hotel & Spa Rt.(1)	5,440	$85,169
EGIS Rt.	6,478	521,845
FHB Mortgage Bank Rt.(1)	61,300	275,390
Magyar Telekom Rt.	1,530,734	4,182,387
Magyar Telekom Rt. ADR	37,300	506,534
MOL Hungarian Oil & Gas Rt.(1)	91,245	7,516,302
OTP Bank Rt.(1)	424,700	8,562,949
Richter Gedeon Rt.	32,822	5,802,926

		$27,453,502

India — 6.4%

ABB, Ltd.	18,700	$344,984
ACC, Ltd.	28,800	541,904
Adani Enterprises, Ltd.	29,200	336,646
Aditya Birla Nuvo, Ltd.	14,406	234,278
Allahabad Bank, Ltd.	64,000	222,099
Andhra Bank	55,000	153,659
Apollo Hospitals Enterprise, Ltd.	15,700	252,233
Ashok Leyland, Ltd.	123,000	167,792
Asian Paints, Ltd.	8,000	394,003
Axis Bank, Ltd.	88,800	2,347,835
Bajaj Auto, Ltd.	11,100	593,653
Bajaj Auto, Ltd. GDR(1)(3)	7,202	385,740
Bajaj Finserv, Ltd. GDR(1)(3)	7,202	67,787
Bajaj Hindusthan, Ltd.	59,700	148,257
Bajaj Holdings & Investment, Ltd.	11,100	166,139
Balrampur Chini Mills, Ltd.	145,600	261,600
Bank of India	43,100	320,648
Bharat Electronics, Ltd.	5,000	184,941
Bharat Forge, Ltd.	42,200	261,089

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

India (continued)

Bharat Heavy Electricals, Ltd.	36,500	$1,920,169
Bharat Petroleum Corp., Ltd.	36,000	511,539
Bharti Airtel, Ltd.	941,800	5,294,287
Biocon, Ltd.	38,400	267,076
Cairn India, Ltd.(1)	104,200	675,504
Canara Bank, Ltd.	21,500	208,283
Century Textiles & Industries, Ltd.	12,000	118,287
Cipla, Ltd.	161,400	1,175,524
Colgate-Palmolive (India), Ltd.	13,000	233,763
Container Corp. of India, Ltd.	9,000	260,359
Corporation Bank	17,000	190,916
Crompton Greaves, Ltd.	67,900	374,427
Cummins India, Ltd.	23,000	293,317
Dabur India, Ltd.	139,000	627,824
Divi’s Laboratories, Ltd.(1)	14,000	230,415
Dr. Reddy’s Laboratories, Ltd.	13,300	415,036
Dr. Reddy’s Laboratories, Ltd. ADR	26,800	826,780
Essar Oil, Ltd.(1)	178,500	536,141
Financial Technologies India, Ltd.	3,500	99,918
GAIL (India), Ltd.	80,250	801,860
GAIL (India), Ltd. GDR(3)	25,050	1,543,080
GlaxoSmithKline Pharmaceuticals, Ltd.	8,000	374,868
Glenmark Pharmaceuticals, Ltd.	28,000	161,502
GMR Infrastructure(1)	571,100	726,676
Grasim Industries, Ltd. GDR(3)	13,300	523,555
Great Eastern Shipping Co., Ltd. (The)(1)	15,200	94,914
GTL, Ltd.	34,000	312,395
Gujarat Ambuja Cements, Ltd.	159,800	392,329
HCL Technologies, Ltd.	49,700	385,395
HDFC Bank, Ltd.	51,200	2,117,963
HDFC Bank, Ltd. ADR	7,700	1,100,869
Hero Honda Motors, Ltd.	31,942	1,397,632
Hindalco Industries, Ltd.	201,210	618,934
Hindustan Construction, Ltd.	71,300	181,886
Hindustan Petroleum Corp., Ltd.	18,000	181,444
Hindustan Unilever, Ltd.	383,709	2,209,600
Hindustan Zinc, Ltd.	19,900	411,499
Housing Development & Infrastructure, Ltd.(1)	134,301	714,591
Housing Development Finance Corp., Ltd.	89,000	5,628,863
I-Flex Solutions, Ltd.(1)	4,000	193,004
ICICI Bank, Ltd.	119,100	2,174,214
ICICI Bank, Ltd. ADR	21,000	758,940
IDBI Bank, Ltd.	74,000	187,624
Idea Cellular, Ltd.(1)	669,301	856,218
India Cements, Ltd.	48,000	110,190
Indiabulls Real Estate, Ltd.(1)	117,000	393,116
Indian Hotels Co., Ltd.	65,820	148,004
Indian Oil Corp., Ltd.	22,000	189,411
Infosys Technologies, Ltd.	147,951	8,824,053
Infrastructure Development Finance Co., Ltd.	271,900	1,048,261
ITC, Ltd.	611,900	3,994,195
IVRCL Infrastructures & Projects, Ltd.	43,200	171,955
Jain Irrigation Systems, Ltd.	12,700	291,616
Jaiprakash Associates, Ltd.	163,650	448,000
Jammu & Kashmir Bank, Ltd.	12,000	212,771
Jindal Steel & Power, Ltd.	90,000	1,202,170
JSW Steel, Ltd.	17,000	384,072
Kotak Mahindra Bank, Ltd.	32,000	525,459
Lanco Infratech, Ltd.(1)	599,000	850,737
Larsen & Toubro, Ltd.	38,200	1,477,728
Larsen & Toubro, Ltd. GDR	48,000	1,861,920
LIC Housing Finance, Ltd.	30,000	640,911
Lupin, Ltd.	14,300	602,664
Mahindra & Mahindra, Ltd.	141,400	1,902,918
Maruti Suzuki India, Ltd.	50,500	1,534,199
Motor Industries Co., Ltd.	3,900	449,388
Mphasis, Ltd.	27,000	325,117
Mundra Port & Special Economic Zone, Ltd.	53,500	843,319
Nagarjuna Construction Co., Ltd.	37,800	151,690
National Aluminium Co., Ltd.	24,000	219,413
Nestle India, Ltd.	12,100	754,499
Neyveli Lignite Corp., Ltd.	78,000	260,904
Nicholas Piramal India, Ltd.	21,000	215,356
NTPC, Ltd.	623,300	2,665,919
Oil & Natural Gas Corp., Ltd.	129,950	3,657,068
Patni Computer Systems, Ltd.	14,000	155,098
Petronet LNG, Ltd.	94,000	155,974
Power Grid Corp. of India, Ltd.	364,700	812,627
Punjab National Bank, Ltd.	13,000	291,613
Ranbaxy Laboratories, Ltd. GDR(1)	70,500	700,770
Reliance Capital, Ltd.(1)	62,100	1,008,491
Reliance Communications, Ltd.	560,800	2,373,103
Reliance Communications, Ltd. GDR(4)	42,816	182,807
Reliance Industries, Ltd.	319,512	7,431,383
Reliance Industries, Ltd. GDR(4)	42,816	1,999,507
Reliance Infrastructure, Ltd.	80,200	2,066,806
Reliance Infrastructure, Ltd. GDR	5,900	454,300
Reliance Natural Resources, Ltd.(1)	694,100	976,421
Reliance Power, Ltd.(1)	333,800	1,222,220
Samruddhi Cement, Ltd.(1)	13,300	115,252
Sesa Goa, Ltd.	100,000	753,225
Shipping Corp. of India, Ltd.	49,500	167,153
Siemens India, Ltd.	37,200	586,359
State Bank of India	17,700	871,068
State Bank of India GDR	25,100	2,493,275
Steel Authority of India, Ltd.	156,000	642,802

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares		Value

India (continued)

Sterlite Industries (India), Ltd.	213,200		$771,279
Sun Pharmaceuticals Industries, Ltd.	24,800		957,130
Tata Chemicals, Ltd.	22,000		156,974
Tata Communications, Ltd.	47,000		261,616
Tata Consultancy Services, Ltd.	130,980		2,104,611
Tata Motors, Ltd. ADR	19,800		340,362
Tata Power Co., Ltd.	61,000		1,697,713
Tata Steel, Ltd.	60,000		622,183
Tata Tea, Ltd.	156,000		406,010
Titan Industries, Ltd.	6,000		304,176
Torrent Power, Ltd.	65,000		457,464
Ultra Tech Cement, Ltd.	7,000		131,703
United Phosphorus, Ltd.	112,000		440,755
United Spirits, Ltd.	29,500		823,346
Voltas, Ltd.	86,500		366,985
Wipro, Ltd.	101,666		836,092
Wipro, Ltd. ADR	21,833		261,996
Zee Entertainment Enterprises, Ltd.	121,000		796,124

			$119,248,503

Indonesia — 3.9%

Aneka Tambang Tbk PT	8,587,500		$1,811,722
Astra Argo Lestari Tbk PT	420,000		887,758
Astra International Tbk PT	2,327,500		12,297,316
Bakrie Sumatera Plantations Tbk PT	10,258,500		413,370
Bank Central Asia Tbk PT	9,779,500		6,363,035
Bank Danamon Indonesia Tbk PT	2,391,681		1,412,597
Bank Mandiri Tbk PT	5,487,000		3,595,453
Bank Negara Indonesia Persero Tbk PT	2,149,000		552,426
Bank Pan Indonesia Tbk PT(1)	3,525,272		392,779
Bank Rakyat Indonesia PT	4,290,000		4,355,458
Barito Pacific Tbk PT(1)	5,662,500		637,287
Bumi Resources Tbk PT	14,544,000		2,969,320
Gudang Garam Tbk PT	763,500		2,865,659
Indah Kiat Pulp & Paper Corp. Tbk PT(1)	3,326,500		671,747
Indocement Tunggal Prakarsa Tbk PT	1,149,500		1,987,012
Indofood Sukses Makmur Tbk PT	6,576,500		2,979,020
Indosat Tbk PT	1,592,500		863,403
International Nickel Indonesia Tbk PT	2,462,000		1,005,101
Kalbe Farma Tbk PT	5,352,500		1,229,071
Lippo Karawaci Tbk PT(1)	6,000,000		330,157
Matahari Putra Prima Tbk PT	1,600,000		162,960
Medco Energi Internasional Tbk PT	1,397,000		449,461
Perusahaan Gas Negara PT	8,674,000		3,677,085
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	454,000		411,876
Ramayana Lestari Sentosa Tbk PT	4,100,000		430,937
Semen Gresik (Persero) Tbk PT	2,655,000		2,545,497
Tambang Batubara Bukit Asam Tbk PT	948,000		1,788,024
Telekomunikasi Indonesia Tbk PT	5,996,160		5,082,425
Unilever Indonesia Tbk PT	1,343,700		2,505,583
United Tractors Tbk PT	3,996,000		8,190,381

			$72,863,920

Israel — 0.0%(5)

Koor Industries, Ltd.	0	(6)	$5
Osem Investment, Ltd.	1		12

			$17

Jordan — 0.7%

Arab Bank PLC	368,175		$5,550,586
Arab Potash Co. PLC	46,200		2,121,512
Bank of Jordan	55,600		176,757
Capital Bank of Jordan(1)	500,415		1,068,930
Jordan Ahli Bank	69,300		162,540
Jordan Petroleum Refinery	75,200		651,815
Jordan Phosphate Mines	29,800		611,790
Jordan Steel	144,000		486,297
Jordan Telecom Corp.	67,000		487,531
Jordanian Electric Power Co.	144,901		798,465
Lafarge Jordan Cement	24,700		212,188
Middle East Complex for Engineering, Electronics & Heavy Industries PLC(1)	340,900		192,667
Taameer Jordan Holdings PSC(1)	548,800		466,733
Union Land Development(1)	156,800		288,895
United Arab Investors(1)	623,700		589,302

			$13,866,008

Kazakhstan — 0.7%

Eurasian Natural Resources Corp.	283,400		$3,606,225
Halyk Savings Bank of Kazakhstan JSC GDR(1)(3)	176,000		1,379,497
Kazakhmys PLC	230,800		3,387,902
KazMunaiGas Exploration Production GDR	198,226		3,651,697

			$12,025,321

Kenya — 0.8%

Athi River Mining, Ltd.	561,200		$961,077
Bamburi Cement Co., Ltd.	366,541		896,736
Barclays Bank of Kenya, Ltd.	1,664,880		1,262,661
East African Breweries, Ltd.	1,812,440		4,035,035
Equity Bank, Ltd.	4,185,400		1,228,741
ICDC Investment Co.(1)	808,000		219,914

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Kenya (continued)

KenolKobil, Ltd.	2,380,000	$285,309
Kenya Airways, Ltd.	1,127,600	641,387
Kenya Commercial Bank, Ltd.	6,740,400	1,533,596
Kenya Electricity Generating Co., Ltd.	1,242,800	260,722
Kenya Power & Lighting, Ltd.	112,650	276,974
Mumias Sugar Co., Ltd.	2,730,114	427,467
Nation Media Group, Ltd.	197,280	337,850
NIC Bank, Ltd.	640,854	309,648
Safaricom, Ltd.	19,565,900	1,400,129
Standard Chartered Bank Kenya, Ltd.	293,420	807,578

		$14,884,824

Kuwait — 1.5%

Abyaar Real Estate Development(1)	1,440,000	$133,073
Aerated Concrete Industries Co.	110,250	131,137
Agility DGS	410,000	445,268
Al Ahli Bank of Kuwait KSC	78,750	138,468
Al Safat Investment Co.(1)	1,140,000	362,764
Al Safwa Group Co.(1)	2,320,000	265,826
Al-Deera Holding Co.(1)	660,000	112,945
Al-Mazaya Holding Co.(1)	619,000	185,668
Boubyan Bank KSC(1)	607,500	1,014,095
Boubyan Petrochemicals Co.	1,190,000	2,005,211
Burgan Bank SAK(1)	629,791	683,965
Combined Group Contracting Co.	66,000	391,381
Commercial Bank of Kuwait SAK(1)	240,000	769,522
Commercial Real Estate Co. KSCC(1)	1,009,266	287,452
Gulf Bank(1)	780,000	1,089,123
Gulf Cable & Electrical Industries	110,000	637,132
Hits Telecom Holding KSC(1)	1,320,000	270,822
Investment Dar Co.(1)	125,000	31,029
Kuwait Finance House KSC	709,020	2,388,414
Kuwait Foods Co. (Americana)	185,000	892,949
Kuwait International Bank(1)	518,000	350,036
Kuwait Pipes Industries & Oil Services Co.(1)	360,000	307,733
Kuwait Portland Cement Co.	100,000	427,512
Kuwait Projects Co. Holdings KSC	367,500	411,782
Kuwait Real Estate Co.(1)	840,000	167,192
Mabanee Co. SAKC	275,000	559,386
Mena Holding Group(1)	550,000	375,453
Mobile Telecommunications Co.	1,510,000	5,809,650
National Bank of Kuwait SAK	896,775	3,586,482
National Industries Group Holding(1)	2,077,500	1,748,674
National Investment Co.(1)	365,000	376,022
National Mobile Telecommunication Co. KSC	60,000	364,075
National Real Estate Co.(1)	569,800	243,597
Sultan Center Food Products Co.(1)	580,000	279,952

		$27,243,790

Latvia — 0.0%(5)

Grindeks(1)	12,000	$115,852
Latvian Shipping Co.(1)	96,000	62,891

		$178,743

Lebanon — 0.3%

Banque Audi sal-Audi Saradar Group	114,210	$930,811
Byblos Bank	490,802	883,444
Solidere	179,350	4,022,938

		$5,837,193

Lithuania — 0.2%

Apranga PVA(1)	363,680	$488,880
Bankas Snoras(1)	1,390,849	450,735
Invalda PVA(1)	70,800	73,991
Klaipedos Nafta PVA	1,576,663	685,626
Lietuvos Dujos	200,000	153,360
Lietuvos Energija	37,000	24,111
Panevezio Statybos Trestas	323,592	429,430
Pieno Zvaigzdes	94,000	126,031
Rokiskio Suris	177,000	210,625
Rytu Skirstomieji Tinklai	141,300	98,766
Sanitas(1)	17,500	83,273
Siauliu Bankas(1)	441,032	155,669
Ukio Bankas Commercial Bank(1)	2,790,291	816,274

		$3,796,771

Malaysia — 3.2%

Affin Holdings Bhd	236,000	$218,373
Airasia Bhd(1)	851,000	326,843
Alliance Financial Group Bhd	330,800	299,944
AMMB Holdings Bhd	615,900	943,927
Batu Kawan Bhd	100,300	333,924
Berjaya Corp. Bhd	2,498,100	971,273
Berjaya Retail Bhd(1)	249,810	143,407
Berjaya Sports Toto Bhd	445,097	585,598
British American Tobacco Malaysia Bhd	73,000	987,088
Bursa Malaysia Bhd	142,000	307,640
CIMB Group Holdings Bhd	1,417,266	3,051,476
Dialog Group Bhd	839,664	270,502
Digi.com Bhd	133,400	945,553

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Malaysia (continued)

EON Capital Bhd(1)	111,000	$235,822
Gamuda Bhd	1,636,000	1,601,121
Genting Bhd	1,069,800	2,340,085
Genting Plantations Bhd	261,000	535,448
Hong Leong Bank Bhd	252,400	666,327
Hong Leong Financial Group Bhd	61,500	159,248
IGB Corp. Bhd	312,000	167,904
IJM Corp. Bhd	882,920	1,336,306
IOI Corp. Bhd	1,546,268	2,383,153
Kencana Petroleum Bhd	1,456,000	647,044
Kinsteel Bhd	1,475,000	368,529
KLCC Property Holdings Bhd	250,000	236,503
KNM Group Bhd(1)	3,892,300	608,515
Kuala Lumpur Kepong Bhd	183,850	928,841
Kulim (Malaysia) Bhd	115,700	265,223
Lafarge Malayan Cement Bhd	468,660	980,040
Landmarks Bhd	576,800	199,908
Lion Industries Corp. Bhd	436,600	188,358
Malayan Banking Bhd	1,152,486	2,679,286
Malaysia Airports Holdings Bhd	200,000	307,291
Malaysian Airline System Bhd(1)	683,133	434,376
Malaysian Bulk Carriers Bhd	205,000	179,356
Malaysian Resources Corp. Bhd	676,800	323,108
Maxis Bhd	1,075,000	1,751,500
Media Prima Bhd	567,300	368,368
MISC Bhd	638,440	1,688,566
MMC Corp. Bhd	662,000	484,318
Muhibbah Engineering (M) Bhd	639,400	182,247
Multi-Purpose Holdings Bhd	430,540	269,606
Parkson Holdings Bhd	564,973	947,460
Petronas Dagangan Bhd	374,700	1,083,220
Petronas Gas Bhd	135,300	412,460
PLUS Expressways Bhd	700,900	735,445
PPB Group Bhd	252,000	1,238,576
Public Bank Bhd	702,398	2,587,010
Resorts World Bhd	1,613,100	1,353,283
RHB Capital Bhd	260,500	471,164
SapuraCrest Petroleum Bhd	650,000	440,897
Shell Refining Co. Bhd	201,100	657,455
Sime Darby Bhd	2,280,809	5,610,298
Sino Hua-An International Bhd(1)	2,699,600	273,306
SP Setia Bhd	380,100	489,448
Ta Ann Holdings Bhd	137,280	215,087
Tan Chong Motor Holdings Bhd	219,000	289,079
Tanjong PLC	146,400	786,402
Telekom Malaysia Bhd	845,000	871,407
Tenaga Nasional Bhd	846,025	2,191,657
Titan Chemicals Corp. Bhd	940,500	425,125
TM International Bhd(1)	1,330,375	1,600,157
Top Glove Corp. Bhd	105,000	443,779
UMW Holdings Bhd	239,000	466,489
Unisem (M) Bhd	615,000	544,377
Wah Seong Corp. Bhd	682,750	454,000
WCT Bhd	699,500	587,701
YTL Corp. Bhd	255,391	582,483
YTL Power International Bhd	880,699	599,894

		$58,259,604

Mauritius — 0.8%

Ireland Blyth, Ltd.	64,209	$114,353
Mauritius Commercial Bank	1,316,595	5,860,705
Mauritius Development Investment Trust Co., Ltd.	600,000	87,184
Naiade Resorts, Ltd.	219,280	177,580
New Mauritius Hotels, Ltd.	1,037,000	3,380,815
Omnicane, Ltd.	23,449	50,537
Rogers & Co., Ltd.	48,555	385,852
State Bank of Mauritius, Ltd.	1,070,199	2,650,336
Sun Resorts, Ltd.	656,202	1,254,806
United Basalt Products, Ltd.	85,125	328,225

		$14,290,393

Mexico — 6.0%

Alfa SA de CV, Series A	400,372	$3,002,546
America Movil SAB de CV, Series L	11,641,661	27,544,533
Banco Compartamos SA de CV	466,500	2,424,651
Bolsa Mexicana de Valores SA de CV	240,000	377,080
Carso Infraestructura y Construccion SA(1)	830,000	433,193
Cemex SAB de CV, Series CPO(1)	9,619,429	9,327,084
Coca-Cola Femsa SA de CV, Series L	102,000	639,854
Consorcio ARA SA de CV	562,100	335,094
Controladora Comercial Mexicana SA de CV(1)	352,600	321,709
Corporacion GEO SA de CV, Series B(1)	239,200	638,271
Desarrolladora Homex SAB de CV(1)	104,900	440,833
Embotelladoras Arca SAB de CV	100,000	340,368
Empresas ICA SAB de CV(1)	635,800	1,501,373
Fomento Economico Mexicano SA de CV, Series UBD	1,235,300	5,349,794
Genomma Lab Internacional SA de CV(1)	160,000	531,352
Grupo Aeroportuario del Sureste SAB de CV, Class B	179,726	820,041
Grupo Bimbo SA de CV, Series A	301,227	2,166,087
Grupo Carso SA de CV, Series A1	811,400	2,593,609
Grupo Elektra SA de CV	36,526	1,462,955
Grupo Financiero Banorte SA de CV, Class O	2,636,800	9,990,157
Grupo Financiero Inbursa SA de CV, Class O	1,668,908	5,484,290

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Mexico (continued)

Grupo Iusacell SA de CV(1)	142,465	$540,314
Grupo Mexico SAB de CV, Series B	3,973,061	9,431,107
Grupo Modelo SA de CV, Series C	350,500	1,731,219
Grupo Televisa SA, Series CPO	913,418	3,192,325
Impulsora del Desarrollo y el Empleo en America Latina SA de CV, Series B1(1)	1,268,730	1,472,478
Industrias CH SA, Series B(1)	72,952	245,598
Industrias Penoles SA de CV	110,629	2,162,103
Kimberly-Clark de Mexico SA de CV	315,470	1,832,124
Mexichem SA de CV	1,191,673	3,086,746
Organizacion Soriana SAB de CV, Class B(1)	166,700	427,028
Promotora y Operadora de Infraestructura SA de CV(1)	207,900	467,785
Telefonos de Mexico SA de CV, Series L	3,656,760	2,598,430
TV Azteca SA de CV, Series CPO	1,018,565	538,696
Urbi Desarrollos Urbanos SA de CV(1)	317,700	589,559
Wal-Mart de Mexico SAB de CV, Series V	3,113,264	6,896,673

		$110,937,059

Morocco — 1.6%

Attijariwafa Bank	80,900	$2,745,628
Banque Centrale Populaire	43,400	1,447,600
Banque Marocaine du Commerce Exterieur (BMCE)	128,000	3,088,212
Banque Marocaine pour le Commerce et l’Industrie (BMCI)	8,040	872,456
Centrale Laitiere	420	535,612
Ciments du Maroc	2,665	678,532
Compagnie Generale Immobiliere	4,000	780,503
Cosumar Compagnie Sucriere Marocaine et de Raffinage	1,637	286,660
Credit Immobilier et Hotelier	17,500	651,614
Delta Holding SA(1)	30,000	297,525
Douja Promotion Groupe Addoha SA	164,500	2,194,748
Holcim Maroc SA	5,282	1,405,918
Label Vie(1)	2,500	313,674
Lafarge Ciments	2,000	429,388
Lesieur Cristal SA	863	129,412
Managem(1)	12,400	675,546
Maroc Telecom	304,741	5,008,707
ONA SA	19,123	3,361,440
Samir(1)	9,447	724,737
Societe des Brasseries du Maroc(1)	1,829	528,719
Societe Nationale d’Investissement	6,065	1,213,782
SONASID (Societe Nationale de Siderurgie)	4,872	1,283,787
Wafa Assurance	600	164,706

		$28,818,906

Nigeria — 0.9%

Access Bank PLC	12,394,470	$670,195
African Petroleum PLC	894,000	214,011
Ashaka Cement PLC	2,583,000	327,617
Benue Cement Co. PLC	434,700	178,639
Cadbury Nigeria PLC(1)	1,333,333	245,084
Dangote Sugar Refinery PLC(1)	7,275,654	1,019,951
Diamond Bank PLC	8,059,100	404,031
Ecobank Transnational, Inc.	1,573,600	172,592
First Bank of Nigeria PLC	15,346,753	1,342,073
First City Monument Bank PLC(1)	12,831,301	693,815
Guaranty Trust Bank PLC	14,690,600	1,633,814
Guiness Nigeria PLC	418,750	437,278
Lafarge Cement WAPCO Nigeria PLC	1,987,100	517,336
Nestle Foods Nigeria PLC	100,000	233,979
Nigerian Breweries PLC	3,376,900	1,420,417
Oando PLC	2,896,099	1,456,556
Oceanic Bank International PLC(1)	8,903,675	99,854
PZ Cussons Nigeria PLC	2,770,832	558,606
UAC of Nigeria PLC	3,101,250	859,158
Unilever Nigeria PLC	3,750,000	590,537
Union Bank of Nigeria PLC(1)	9,285,332	309,924
United Bank for Africa PLC	18,829,206	1,353,742
Zenith Bank, Ltd.	13,509,937	1,253,592

		$15,992,801

Oman — 0.7%

Bank Dhofar SAOG	540,008	$852,997
Bank Muscat SAOG	1,343,687	2,728,549
Bank Sohar(1)	1,241,000	676,368
Dhofar International Development & Investment Holding Co.	143,200	149,952
Galfar Engineering & Contracting SAOG	777,140	850,994
National Bank of Oman, Ltd.	628,730	531,091
Oman Cables Industry SAOG	112,400	296,059
Oman Cement Co. SAOG	252,000	450,140
Oman Flour Mills Co., Ltd. SAOG	266,000	465,975
Oman International Bank SAOG	960,580	676,588
Oman Telecommunications Co.	978,360	2,940,717
Ominvest	299,113	315,480
Raysut Cement Co. SAOG	266,710	949,689
Renaissance Holdings Co.	653,340	1,253,550
Shell Oman Marketing Co.	66,100	316,112

		$13,454,261

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Pakistan — 0.8%

Adamjee Insurance Co., Ltd.	341,737	$318,298
Arif Habib Securities, Ltd.(1)	631,600	242,834
Azgard Nine, Ltd.(1)	1,817,400	235,874
Bank Alfalah, Ltd.	1,884,394	206,011
D.G. Khan Cement Co., Ltd.(1)	850,320	232,965
Engro Corp., Ltd.	510,280	1,033,791
Fauji Fertilizer Bin Qasim, Ltd.	841,000	255,668
Fauji Fertilizer Co., Ltd.	630,595	760,917
Habib Bank, Ltd	181,500	204,903
Hub Power Co., Ltd.	3,759,500	1,407,532
ICI Pakistan, Ltd.	24,500	33,773
Indus Motor Co., Ltd.	112,000	344,401
Jahangir Siddiqui & Co., Ltd.	1,947,364	286,213
Lucky Cement, Ltd.	515,900	375,683
Muslim Commercial Bank, Ltd.	998,558	2,252,930
National Bank of Pakistan	879,457	659,554
Nishat Mills, Ltd.	1,720,280	860,799
Oil & Gas Development Co., Ltd.	1,408,400	2,338,413
Pakistan Oil Fields, Ltd.	200,200	502,585
Pakistan Petroleum, Ltd.	443,184	956,065
Pakistan State Oil Co., Ltd.	204,800	621,642
Pakistan Telecommunication Co., Ltd.	2,279,300	471,717
SUI Northern Gas Pipelines, Ltd.(1)	446,000	146,016
SUI Southern Gas Co., Ltd.(1)	600,000	112,717
United Bank, Ltd.	847,825	534,044

		$15,395,345

Peru — 1.6%

Alicorp SA	1,589,463	$1,918,269
Cia de Minas Buenaventura SA	82,880	3,213,415
Cia de Minas Buenaventura SA ADR	85,976	3,304,917
Cia Minera Milpo SA	774,073	1,767,040
Credicorp, Ltd.	89,300	8,116,477
Edegel SA	2,023,411	938,124
Empresa Agroindustrial Casa Grande SA(1)	78,200	164,675
Ferreyros SA	545,089	524,736
Grana y Montero SA	439,692	684,709
Luz del Sur SAA	83,400	146,109
Minsur SA	353,485	793,167
Sociedad Minera Cerro Verde SA	47,600	1,094,800
Sociedad Minera el Brocal SA	45,100	677,976
Southern Copper Corp.	204,594	5,429,925
Volcan Cia Minera SA, Class B	998,778	972,090

		$29,746,429

Philippines — 1.8%

Aboitiz Equity Ventures, Inc.	12,558,000	$5,224,605
Aboitiz Power Corp.	2,050,000	792,500
ABS-CBN Holdings Corp. PDR	236,200	202,892
Alliance Global Group, Inc.(1)	8,895,000	1,020,795
Atlas Consolidated Mining & Development Corp.(1)	765,000	157,886
Ayala Corp.	204,032	1,418,527
Ayala Land, Inc.	5,663,008	1,596,694
Banco De Oro	873,000	881,337
Bank of the Philippine Islands	1,400,076	1,359,526
Benpres Holdings Corp.(1)	14,870,000	1,152,330
Filinvest Land, Inc.	16,105,546	324,376
First Gen Corp.(1)	2,135,460	467,582
First Philippine Holdings Corp.	274,000	322,443
Globe Telecom, Inc.	17,000	324,118
Holcim Philippines, Inc.	4,124,000	453,749
International Container Terminal Services, Inc.	1,193,000	781,136
JG Summit Holding, Inc.	7,774,200	2,646,081
Jollibee Foods Corp.	467,000	701,458
Manila Electric Co.	465,214	1,832,436
Manila Water Co.	1,062,100	371,858
Megaworld Corp.	10,700,000	312,582
Metropolitan Bank & Trust Co.	954,875	1,264,135
Philex Mining Corp.	1,875,000	505,420
Philippine Long Distance Telephone Co.	74,060	3,787,034
PNOC Energy Development Corp.	6,776,250	643,851
Robinsons Land Corp.	860,000	264,433
SM Investments Corp.	111,232	993,967
SM Prime Holdings, Inc.	4,912,040	1,137,930
Universal Robina Corp.	1,900,000	1,243,868
Vista Land & Lifescapes, Inc.	12,500,000	496,946

		$32,682,495

Poland — 3.0%

Agora SA(1)	69,000	$465,277
AmRest Holdings SE(1)	9,400	187,276
Asseco Poland SA	163,670	2,587,139
Bank Handlowy w Warszawie SA(1)	24,785	537,840
Bank Millennium SA(1)	697,490	871,126
Bank Pekao SA	96,585	4,404,689
Bank Zachodni WBK SA	35,901	2,032,248
Bioton SA(1)	19,451,400	1,142,222
BRE Bank SA(1)	24,950	1,645,233
Budimex SA	43,576	1,119,233
Cersanit SA(1)	113,800	455,127
Cinema City International NV(1)	19,500	214,466
Cyfrowy Polsat SA(1)	320,880	1,334,221
Echo Investment SA(1)	240,000	292,663

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Poland (continued)

Eurocash SA	101,303	$644,705
Getin Holding SA(1)	218,933	607,336
Globe Trade Centre SA(1)	76,488	520,460
Grupa Lotos SA(1)	176,940	1,490,668
KGHM Polska Miedz SA	152,118	3,929,455
KOPEX SA(1)	57,700	302,904
LC Corp. SA(1)	608,300	250,935
LPP SA(1)	1,462	738,898
Mostostal-Warszawa SA	10,400	207,237
Netia SA(1)	487,600	677,265
NG2 SA	12,000	190,629
Orbis SA(1)	60,680	635,536
PBG SA	20,056	1,228,751
Polimex-Mostostal SA	1,237,576	1,585,608
Polish Oil & Gas	1,159,466	1,118,858
Polnord SA(1)	19,500	182,073
Polska Grupa Energetyczna SA(1)	591,600	3,642,783
Polski Koncern Naftowy Orlen SA(1)	284,795	2,949,943
Powszechna Kasa Oszczednosci Bank Polski SA	584,282	6,232,193
Powszechny Zaklad Ubezpieczen SA(1)	27,500	2,837,266
Telekomunikacja Polska SA	940,045	3,943,356
Telekomunikacja Polska SA GDR	169,000	715,597
Telekomunikacja Polska SA GDR(4)	76,100	322,230
TVN SA	679,266	3,166,334

		$55,409,780

Qatar — 1.5%

Barwa Real Estate Co.	98,343	$768,433
Commercial Bank of Qatar	55,532	1,003,374
Doha Bank, Ltd.	43,119	527,593
First Finance Co.	98,957	589,580
Gulf International Services QSC	129,700	1,008,212
Industries Qatar	192,907	5,040,517
Masraf Al Rayan(1)	425,000	1,674,220
Qatar Electricity & Water Co.	48,900	1,376,528
Qatar Fuel	11,000	479,235
Qatar Gas Transport Co., Ltd. (NAKILAT)	486,556	2,445,901
Qatar Insurance Co.	14,700	266,391
Qatar International Islamic Bank	32,210	386,402
Qatar Islamic Bank	63,415	1,224,629
Qatar National Bank	109,876	4,038,688
Qatar National Cement Co.	11,418	245,432
Qatar National Navigation	93,351	2,071,937
Qatar Telecom QSC	76,065	3,398,735
United Development Co.(1)	91,975	584,590
Vodafone Qatar(1)	452,800	1,002,163

		$28,132,560

Romania — 0.7%

Antibiotice SA	1,248,900	$170,768
Banca Transilvania(1)	10,444,660	4,020,806
Biofarm Bucuresti(1)	8,097,100	389,446
BRD-Group Societe Generale	1,736,400	5,186,065
Impact SA(1)	542,590	64,932
OMV Petrom SA(1)	37,669,406	3,180,527
Transelectrica SA	101,000	452,347

		$13,464,891

Russia — 6.2%

Aeroflot-Russian Airlines	749,030	$1,368,972
AvtoVAZ(1)	2,100,000	896,427
Comstar United Telesystems GDR(1)	202,327	1,229,484
CTC Media, Inc.	101,500	1,465,660
Evraz Group SA GDR(1)(3)	35,750	833,799
Gazprom Neft	77,000	290,620
Irkutskenergo ADR	13,500	344,250
JSC Scientific Production Corp. Irkut ADR	18,333	133,411
LUKOIL OAO ADR	157,500	8,088,780
Magnitogorsk Iron & Steel Works GDR(3)	58,800	537,081
Mechel ADR	103,700	1,881,118
MMC Norilsk Nickel ADR	255,000	3,679,049
Mobile TeleSystems	943,800	7,038,754
Mobile TeleSystems ADR	101,500	1,944,740
Mosenergo	2,840,462	261,536
Mosenergo ADR	12,900	122,550
NovaTek OAO GDR(3)	61,800	4,404,974
OAO Gazprom ADR	799,300	15,049,441
OAO Inter Rao Ues(1)	263,311,202	358,893
OAO Rosneft Oil Co. GDR(1)(3)	796,600	4,857,836
OAO TMK GDR(1)(3)	10,400	153,689
OGK-1(1)	3,551,804	126,537
OGK-4 OJSC(1)	3,793,107	288,466
Pegas Nonwovens SA	24,000	474,976
Polymetal GDR(1)	48,800	612,440
Polyus Gold ADR	22,784	627,699
Quadra Power Generation JGC(1)	58,575,771	24,543
Rostelecom ADR(1)	63,133	1,363,673
RusHydro(1)	91,259,220	4,325,048
Sberbank GDR(3)	8,042	2,025,836
Sberbank of Russian Federation	6,569,380	15,862,359

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Russia (continued)

Sberbank of Russian Federation, PFC Shares	862,200	$1,532,518
Surgutneftegaz ADR	698,200	6,110,294
Surgutneftegaz ADR, PFC Shares	245,000	1,041,250
Tatneft ADR	167,432	4,673,045
TGK-2(1)	47,933,134	12,702
TMK OAO(1)	4,106	15,363
Transneft	200	170,806
Uralkali	329,500	1,192,310
Uralsvyazinform	36,297,620	1,030,018
Vimpel-Communications ADR(1)	328,130	5,309,143
VTB Bank OJSC GDR(3)	1,317,874	6,330,869
Wimm-Bill-Dann Foods OJSC ADR	198,000	3,524,400
X5 Retail Group NV GDR(1)(3)	97,800	3,282,080

		$114,897,439

Slovenia — 0.8%

Gorenje DD(1)	80,554	$1,251,351
KRKA DD	76,752	6,140,908
Luka Koper(1)	13,236	294,083
Mercator Poslovni Sistem	7,524	1,453,714
Nova Kreditna Banka Maribor	134,365	1,835,360
Petrol	2,872	946,389
Sava DD	1,843	405,668
Telekom Slovenije DD	12,059	1,442,175
Zavarovalnica Triglav DD	28,922	695,611

		$14,465,259

South Africa — 5.8%

ABSA Group, Ltd.	104,673	$1,648,627
Adcock Ingram Holdings, Ltd.	72,016	542,325
AECI, Ltd.	48,300	427,935
African Bank Investments, Ltd.	288,115	1,130,757
African Oxygen, Ltd. (AFROX)	143,280	422,839
African Rainbow Minerals, Ltd.	33,800	707,243
Anglo Platinum, Ltd.(1)	17,000	1,603,819
AngloGold Ashanti, Ltd.	101,034	4,360,521
AngloGold Ashanti, Ltd. ADR	25,699	1,109,683
Aquarius Platinum, Ltd.	95,200	460,665
Arcelormittal South Africa, Ltd.(1)	47,501	467,819
Aspen Pharmacare Holdings, Ltd.(1)	195,268	1,928,247
Astral Foods, Ltd.	26,100	380,873
Aveng, Ltd.	419,996	1,875,477
AVI, Ltd.	228,000	654,109
Barloworld, Ltd.	231,700	1,221,970
Bidvest Group, Ltd.	283,503	4,486,774
Clicks Group, Ltd.	218,200	959,899
DataTec, Ltd.	156,700	578,448
Discovery Holdings, Ltd.	160,754	732,656
FirstRand, Ltd.	1,257,585	2,943,598
Foschini, Ltd.	104,323	878,295
Gold Fields, Ltd.	258,180	3,462,438
Grindrod, Ltd.	416,000	774,999
Group Five, Ltd.	52,000	233,028
Growthpoint Properties, Ltd.	479,900	970,303
Harmony Gold Mining Co., Ltd.	127,400	1,357,232
Hyprop Investments, Ltd.	65,400	426,582
Illovo Sugar, Ltd.	51,000	183,375
Impala Platinum Holdings, Ltd.	168,168	3,913,952
Imperial Holdings, Ltd.	61,800	687,291
Investec, Ltd.	106,800	744,763
JSE, Ltd.	45,700	390,369
Kumba Iron Ore, Ltd.	30,100	1,244,209
Kumba Resources, Ltd.	72,500	1,037,987
Lewis Group, Ltd.	39,800	304,559
Liberty Holdings, Ltd.	52,100	497,213
Massmart Holdings, Ltd.	99,600	1,526,521
Medi-Clinic Corp., Ltd.	146,900	503,767
Metropolitan Holdings, Ltd.	180,600	376,791
Mr. Price Group, Ltd.	188,400	1,094,155
MTN Group, Ltd.	1,284,880	16,838,534
Murray & Roberts Holdings, Ltd.	315,200	1,586,315
Mvelaphanda Group, Ltd.(1)	295,100	297,984
Nampak, Ltd.	165,700	413,283
Naspers, Ltd., Class N	162,276	5,464,718
Nedbank Group, Ltd.	86,100	1,340,741
Netcare, Ltd.(1)	395,900	663,460
Northam Platinum, Ltd.	77,300	455,350
Pangbourne Properties, Ltd.	248,750	567,507
Pick’n Pay Holdings, Ltd.	125,270	296,258
Pick’n Pay Stores, Ltd.	152,660	859,676
Pretoria Portland Cement Co., Ltd.	210,591	870,163
Raubex Group, Ltd.	111,200	274,602
Redefine Properties, Ltd.	658,296	616,920
Remgro, Ltd.	150,305	1,849,112
Reunert, Ltd.	224,200	1,676,461
RMB Holdings, Ltd.	249,000	1,007,579
Sanlam, Ltd.	618,590	1,834,175
Santam, Ltd.	27,610	401,901
Sappi, Ltd.(1)	209,600	812,387
Sasol, Ltd.	141,336	5,021,054
Shoprite Holdings, Ltd.	166,153	1,786,299
Spar Group, Ltd.	79,260	822,458
Standard Bank Group, Ltd.	364,149	4,829,011
Steinhoff International Holdings, Ltd.(1)	297,500	686,861

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

South Africa (continued)

Sun International, Ltd.(1)	51,756	$554,191
Telkom South Africa, Ltd.	333,000	1,633,244
Tiger Brands, Ltd.	72,016	1,592,482
Tongaat-Hulett	25,322	353,900
Truworths International, Ltd.	115,241	802,118
Wilson Bayly Holmes-Ovcon, Ltd.	65,280	929,655
Woolworths Holdings, Ltd.	98,942	307,329

		$106,697,841

South Korea — 5.9%

Amorepacific Corp.	783	$666,166
Busan Bank	73,284	660,295
Celltrion, Inc.(1)	17,300	290,460
Cheil Industries, Inc.	10,900	835,264
Cheil Worldwide, Inc.	21,650	226,461
CJ Corp.	9,583	466,933
Daegu Bank	27,080	307,646
Daelim Industrial Co., Ltd.	6,870	353,905
Daesang Corp.(1)	29,700	218,283
Daewoo Engineering & Construction Co., Ltd.	33,200	278,888
Daewoo International Corp.	10,502	264,658
Daewoo Motor Sales Corp.(1)	100,000	214,253
Daewoo Securities Co., Ltd.	22,760	371,490
Daewoo Shipbuilding & Marine Engineering Co., Ltd.	19,880	301,535
Daishin Securities Co.	14,000	160,872
Dong-A Pharmaceutical Co., Ltd.	2,028	204,133
Dongbu Insurance Co., Ltd.	10,020	287,545
Dongkuk Steel Mill Co., Ltd.	18,400	327,925
Doosan Corp.	4,600	414,310
Doosan Heavy Industries & Construction Co., Ltd.	6,250	382,438
Doosan Infracore Co., Ltd.(1)	22,060	341,325
Eugene Investment & Securities Co., Ltd.(1)	287,000	167,353
GLOVIS Co., Ltd.	7,450	810,629
GS Engineering & Construction Corp.	6,000	363,495
GS Holdings Corp.	10,154	316,256
Hana Financial Group, Inc.	57,900	1,535,247
Hanjin Transportation Co., Ltd.	10,500	341,955
Hankook Tire Co., Ltd.	33,930	769,791
Hanmi Pharmaceutical Co., Ltd.	3,684	259,877
Hansol Paper Co., Ltd.	25,300	288,551
Hanwha Chemical Corp.	65,820	944,930
Hanwha Corp.	17,300	522,136
Hanwha Securities Co., Ltd.	49,695	271,365
Hite Brewery Co., Ltd.	2,378	283,294
Honam Petrochemical Corp.	6,600	781,062
Hotel Shilla Co., Ltd.	12,750	255,879
Hynix Semiconductor, Inc.(1)	63,070	1,274,838
Hyosung Corp.	8,400	531,898
Hyundai Department Store Co., Ltd.	3,900	372,569
Hyundai Development Co.	13,980	311,480
Hyundai Engineering & Construction Co., Ltd.	14,670	674,502
Hyundai Heavy Industries Co., Ltd.	10,313	1,962,416
Hyundai Marine & Fire Insurance Co., Ltd.	17,150	339,856
Hyundai Merchant Marine Co., Ltd.	30,100	877,820
Hyundai Mipo Dockyard Co., Ltd.	2,620	274,494
Hyundai Mobis	15,400	2,582,956
Hyundai Motor Co.	37,690	4,410,059
Hyundai Motor Co., PFC Shares	12,900	544,081
Hyundai Securities Co., Ltd.	31,200	295,385
Hyundai Steel Co.	15,700	1,147,638
Industrial Bank of Korea	53,200	622,668
Kangwon Land, Inc.	36,658	552,868
KB Financial Group, Inc.	53,129	2,036,475
KB Financial Group, Inc. ADR	48,488	1,837,210
KCC Corp.	1,710	411,789
Kia Motors Corp.	52,800	1,399,007
KIWOOM Securities Co., Ltd.	8,011	268,183
Korea Electric Power Corp.(1)	87,310	2,253,026
Korea Exchange Bank	61,400	625,760
Korea Express Co., Ltd.(1)	4,378	217,654
Korea Gas Corp.	12,900	440,984
Korea Investment Holdings Co., Ltd.	10,400	264,552
Korea Zinc Co., Ltd.	3,600	635,659
Korean Air Lines Co., Ltd.(1)	16,966	1,127,090
Korean Reinsurance Co.	26,418	206,765
KT Corp.	87,949	3,247,754
KT&G Corp.	35,480	1,744,228
KTB Securities Co., Ltd.(1)	80,000	237,726
LG Chem, Ltd.	11,904	2,985,411
LG Corp.	19,570	1,047,078
LG Display Co., Ltd.	19,700	647,931
LG Electronics, Inc.	22,196	1,687,871
LG Hausys, Ltd.	4,611	346,114
LG Household & Health Care, Ltd.	2,300	653,195
LG Life Sciences, Ltd.(1)	9,500	371,496
LG Telecom, Ltd.(1)	108,269	675,153
LIG Insurance Co., Ltd.	14,790	293,190
Lotte Shopping Co., Ltd.	4,500	1,292,158
LS Corp.	7,030	503,761
LS Industrial Systems Co., Ltd.	4,500	284,535
MegaStudy Co., Ltd.	2,500	330,323
Mirae Asset Securities Co., Ltd.	5,670	247,765
Namhae Chemical Corp.	32,500	367,359
NCsoft Corp.	5,300	873,330

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

South Korea (continued)

NHN Corp.(1)	8,058	$1,198,459
Nong Shim Co., Ltd.	1,100	206,143
OCI Co., Ltd.	4,420	890,865
ORION Corp.	1,000	300,925
Pacific Corp.	2,641	337,281
POSCO	19,100	7,237,196
S-Oil Corp.	10,872	476,848
S1 Corp.	10,130	431,233
Samsung C&T Corp.	20,430	862,626
Samsung Card Co., Ltd.	14,260	575,901
Samsung Electro-Mechanics Co., Ltd.	16,480	2,060,819
Samsung Electronics Co., Ltd.	25,830	16,200,934
Samsung Electronics Co., Ltd., PFC Shares	620	264,303
Samsung Engineering Co., Ltd.	5,300	490,818
Samsung Fine Chemicals Co., Ltd.	10,800	562,353
Samsung Fire & Marine Insurance Co., Ltd.	9,174	1,456,247
Samsung Heavy Industries Co., Ltd.	24,300	455,028
Samsung SDI Co., Ltd.	5,500	769,719
Samsung Securities Co., Ltd.	12,812	565,443
Samsung Techwin Co., Ltd.	5,685	487,732
Shinhan Financial Group Co., Ltd.	125,362	4,614,464
Shinsegae Co., Ltd.	2,891	1,249,126
SK Chemicals Co., Ltd.	7,300	395,981
SK Energy Co., Ltd.	16,271	1,447,156
SK Holdings Co., Ltd.	4,141	294,135
SK Networks Co., Ltd.	40,500	340,377
SK Telecom Co., Ltd.	11,700	1,533,335
SK Telecom Co., Ltd. ADR	25,326	373,052
Tong Yang Securities, Inc.	47,500	339,299
Woongjin Coway Co., Ltd.	15,560	521,339
Woori Finance Holdings Co., Ltd.	38,100	448,198
Woori Investment & Securities Co., Ltd.	31,000	397,438
Yuhan Corp.	2,258	282,104

		$109,889,542

Taiwan — 6.0%

Acer, Inc.	530,850	$1,231,977
Advanced Semiconductor Engineering, Inc.	579,062	455,935
Advantech Co., Ltd.	169,863	346,842
Altek Corp.	140,178	180,831
Ambassador Hotel	221,000	254,405
AmTRAN Technology Co., Ltd.	350,000	313,011
Asia Cement Corp.	762,389	669,560
Asia Optical Co., Inc.	187,913	301,036
Asustek Computer, Inc.	119,816	882,577
AU Optronics Corp.	1,177,961	1,043,014
AU Optronics Corp. ADR	33,754	299,736
Capital Securities Corp.(1)	550,000	232,258
Catcher Technology Co., Ltd.	100,100	215,921
Cathay Financial Holding Co., Ltd.(1)	1,988,000	2,941,002
Cathay Real Estate Development Co., Ltd.(1)	660,000	229,407
Chang Hwa Commercial Bank	1,369,000	623,362
Cheng Shin Rubber Industry Co., Ltd.	521,495	1,055,552
Cheng Uei Precision Industry Co., Ltd.	145,128	232,655
Chicony Electronics Co., Ltd.	138,508	307,007
Chimei Innolux Corp.	1,090,725	1,119,473
China Airlines, Ltd.(1)	856,844	436,353
China Development Financial Holding Corp.(1)	3,715,728	994,311
China Life Insurance Co., Ltd.(1)	708,189	568,477
China Motor Corp.(1)	385,930	223,027
China Petrochemical Development Corp.(1)	779,000	391,361
China Steel Corp.	3,337,996	3,075,064
Chinatrust Financial Holding Co., Ltd.	2,947,450	1,610,498
Chong Hong Construction Co., Ltd.	144,500	259,068
Chunghwa Picture Tubes, Ltd.(1)	4,000,000	260,053
Chunghwa Telecom Co., Ltd.	2,048,887	4,056,939
Clevo Co.(1)	191,178	398,199
CMC Magnetics Corp.(1)	1,370,000	340,178
Compal Electronics, Inc.	778,204	926,843
Coretronic Corp.	282,312	414,261
D-Link Corp.	359,590	271,882
Delta Electronics, Inc.	337,603	1,077,681
Dynapack International Technology Corp.	67,666	188,901
E Ink Holdings, Inc.(1)	249,000	302,093
E.Sun Financial Holding Co., Ltd.(1)	1,080,274	437,735
Elan Microelectronics Corp.	142,410	198,102
Epistar Corp.	138,439	357,449
Eternal Chemical Co., Ltd.(1)	282,000	269,232
EVA Airways Corp.(1)	667,272	391,434
Evergreen International Storage & Transport Corp.(1)	266,000	184,215
Evergreen Marine Corp.(1)	754,292	476,554
Everlight Electronics Co., Ltd.	103,212	263,315
Far Eastern Department Stores, Ltd.	531,000	431,674
Far Eastern International Bank(1)	750,379	238,341
Far Eastern New Century Corp.	599,210	616,235
Far EasTone Telecommunications Co., Ltd.	1,012,364	1,248,326
Faraday Technology Corp.	111,650	171,825
Feng Hsin Iron & Steel Co., Ltd.	172,000	225,557
First Financial Holding Co., Ltd.	1,773,221	976,766
First Steamship Co., Ltd.	119,084	194,216
Formosa Chemicals & Fibre Corp.	1,174,364	2,686,748
Formosa International Hotels Corp.(1)	22,990	280,991
Formosa Petrochemical Corp.	985,153	2,376,324
Formosa Plastics Corp.	1,466,436	3,082,516
Formosa Taffeta Co., Ltd.	545,000	381,567

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Taiwan (continued)

Formosan Rubber Group, Inc.	450,000	$313,097
Foxconn International Holdings, Ltd.(1)	522,000	337,277
Foxconn Technology Co., Ltd.	167,175	553,349
Fubon Financial Holding Co., Ltd.(1)	1,450,000	1,610,637
Giant Manufacturing Co., Ltd.	161,280	488,180
Goldsun Development & Construction Co., Ltd.	598,965	257,856
Great Wall Enterprise Co., Ltd.	213,748	184,811
HannStar Display Corp.(1)	1,853,485	351,255
Highwealth Construction Corp.	208,691	329,797
Hon Hai Precision Industry Co., Ltd.(1)	1,445,758	5,067,630
Hotai Motor Co., Ltd.	98,000	236,218
HTC Corp.	146,678	1,947,899
Hua Nan Financial Holdings Co., Ltd.	1,192,884	683,028
Huaku Development Co., Ltd.(1)	168,000	413,459
Inotera Memories, Inc.(1)	566,619	313,999
Inventec Co., Ltd.	752,477	399,611
KGI Securities Co., Ltd.	1,145,000	443,474
King Yuan Electronics Co., Ltd.	711,274	291,778
Kinsus Interconnect Technology Corp.	166,280	319,482
Largan Precision Co., Ltd.	45,042	716,502
Lee Chang Yung Chemical Industry Corp.	217,000	258,346
Lite-On Technology Corp.	370,447	405,952
Macronix International Co., Ltd.	978,697	643,127
MediaTek, Inc.	215,940	3,014,041
Mega Financial Holding Co., Ltd.	3,393,000	1,811,660
Merida Industry Co., Ltd.	161,000	224,806
Mitac International Corp.	626,073	235,256
Motech Industries, Inc.	100,000	301,990
Nan Kang Rubber Tire Co., Ltd.(1)	400,400	499,323
Nan Ya Plastics Corp.	1,795,538	2,864,556
Nan Ya Printed Circuit Board Corp.	97,032	393,087
Novatek Microelectronics Corp., Ltd.	160,479	430,666
Pan-International Industrial Co., Ltd.	138,684	207,639
Pegatron Corp.(1)	322,486	301,595
Phison Electronics Corp.	36,412	207,903
PixArt Imaging, Inc.	40,553	225,694
Polaris Securities Co., Ltd.(1)	928,295	403,983
Pou Chen Corp.	1,329,181	1,031,610
Powerchip Technology Corp.(1)	1,907,153	253,790
Powertech Technology, Inc.	146,114	405,688
President Chain Store Corp.	619,120	1,827,065
Qisda Corp.(1)	619,000	304,885
Quanta Computer, Inc.	546,065	987,035
Radiant Opto-Electronics Corp.	183,340	246,935
Realtek Semiconductor Corp.	159,085	348,969
RichTek Technology Corp.	25,236	211,332
Ritek Corp.(1)	968,757	241,194
Ruentex Development Co., Ltd.	246,000	388,218
Ruentex Industries, Ltd.(1)	322,000	889,684
Sanyang Industrial Co., Ltd.(1)	700,000	275,907
Shin Kong Financial Holding Co., Ltd.(1)	2,016,442	687,973
Siliconware Precision Industries Co.	127,260	137,130
Siliconware Precision Industries Co. ADR	74,607	399,147
Simplo Technology Co., Ltd.	48,400	262,314
Sincere Navigation	188,000	218,640
Sino-American Silicon Products, Inc.	157,531	335,624
SinoPac Financial Holdings Co., Ltd.(1)	2,243,000	707,428
Solar Applied Materials Technology Corp.	199,898	439,628
Synnex Technology International Corp.	593,105	1,283,625
Tainan Spinning Co., Ltd.(1)	460,000	187,066
Taishin Financial Holdings Co., Ltd.(1)	1,102,001	422,561
Taiwan Business Bank(1)	1,412,539	370,666
Taiwan Cement Corp.	927,924	782,386
Taiwan Cooperative Bank	1,015,166	611,526
Taiwan Fertilizer Co., Ltd.	207,000	541,570
Taiwan Glass Industrial Corp.	213,580	195,361
Taiwan Kolin Co., Ltd.(1)(2)	995,000	0
Taiwan Life Insurance Co., Ltd.	300,000	307,107
Taiwan Mobile Co., Ltd.	802,281	1,634,661
Taiwan Semiconductor Manufacturing Co., Ltd.	4,872,873	9,107,608
Taiwan Tea Corp.(1)	305,346	161,691
Tatung Co., Ltd.(1)	1,247,000	218,800
Teco Electric & Machinery Co., Ltd.	989,000	406,004
Tong Yang Industry Co., Ltd.	194,000	269,566
Transcend Information, Inc.	63,886	168,514
Tripod Technology Corp.	137,819	509,620
TSRC Corp.	214,000	294,528
Tung Ho Steel Enterprise Corp.	293,385	229,821
U-Ming Marine Transport Corp.	202,000	385,004
Uni-President Enterprises Corp.	2,644,648	2,906,217
Unimicron Technology Corp.	305,171	444,205
United Microelectronics Corp.(1)	1,706,361	751,006
United Microelectronics Corp. ADR(1)	93,397	271,785
Vanguard International Semiconductor Corp.	784,175	315,747
Walsin Lihwa Corp.(1)	1,085,980	399,109
Wan Hai Lines, Ltd.(1)	577,500	354,718
Waterland Financial Holdings(1)	1,248,978	370,535
Wistron Corp.	292,889	429,182
WPG Holdings Co., Ltd.	196,823	362,811
Yageo Corp.	1,003,000	404,768
Yang Ming Marine Transport	1,014,808	514,468
Yieh Phui Enterprise	850,000	305,907
Young Fast Optoelectronics Co., Ltd.	26,000	196,361
Yuanta Financial Holding Co., Ltd.	2,527,030	1,348,942
Yuen Foong Yu Paper Manufacturing Co., Ltd.(1)	836,873	300,771

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Taiwan (continued)

Yulon Motor Co., Ltd.	525,420	$513,912
Zinwell Corp.	179,486	267,011

		$111,054,171

Thailand — 3.3%

Advanced Info Service PCL(7)	1,953,100	$5,207,037
Airports of Thailand PCL(7)	765,700	794,938
Asian Property Development PCL(7)	1,841,000	311,584
Bangkok Bank PCL	575,800	2,200,737
Bangkok Bank PCL(7)	264,800	1,035,397
Bangkok Bank PCL NVDR	35,000	133,772
Bangkok Dusit Medical Services PCL(7)	781,000	702,725
Bangkok Expressway PCL(7)	470,900	252,126
Bank of Ayudhya PCL(7)	1,814,000	1,106,259
Banpu PCL(7)	135,800	2,531,894
BEC World PCL(7)	2,033,100	1,715,521
Big C Supercenter PCL(7)	113,000	191,147
Bumrungrad Hospital PCL(7)	503,200	480,138
Cal-Comp Electronics (Thailand) PCL(7)	1,800,000	199,750
Central Pattana PCL(7)	540,700	330,709
Charoen Pokphand Foods PCL(7)	5,627,300	3,537,282
CP ALL PCL(7)	4,567,700	4,019,062
Delta Electronics (Thailand) PCL(7)	934,670	663,023
Electricity Generating PCL(7)	189,500	476,403
G Steel PCL(1)(7)	23,786,500	276,553
Glow Energy PCL(7)	797,100	910,812
Hana Microelectronics PCL(7)	1,084,100	898,665
IRPC PCL(7)	3,989,000	505,326
Italian-Thai Development PCL(1)(7)	4,364,100	386,850
Kasikornbank PCL	1,026,000	2,982,991
Kiatnakin Bank PCL(7)	350,000	281,050
Krung Thai Bank PCL(7)	2,016,100	822,225
Land & Houses PCL	697,800	112,920
Land & Houses PCL(7)	5,499,500	941,475
Major Cineplex Group PCL(7)	754,100	217,387
Minor International PCL(7)	3,079,174	988,846
Precious Shipping PCL(7)	622,500	347,877
PTT Aromatics & Refining PCL(7)	442,058	340,755
PTT Chemical PCL(7)	127,289	406,810
PTT Exploration & Production PCL(7)	925,600	4,056,459
PTT PCL(7)	693,500	5,213,875
Quality House PCL(7)	4,710,000	290,760
Ratchaburi Electricity Generating Holding PCL(7)	578,300	640,928
Sahaviriya Steel Industries PCL(1)(7)	3,429,300	161,146
Samart Corp. PCL(7)	1,606,500	276,914
Shin Corp. PCL(7)	426,000	338,111
Siam Cement PCL(7)	393,600	3,376,737
Siam City Bank PCL(1)(7)	896,500	872,461
Siam City Cement PCL(7)	42,900	287,058
Siam Commercial Bank PCL(7)	722,800	1,797,767
Siam Makro PCL(7)	157,600	534,225
Sino Thai Engineering & Construction PCL(7)	1,553,400	334,441
Thai Airways International PCL(7)	970,200	763,962
Thai Beverage PCL	3,621,000	724,448
Thai Oil PCL(7)	490,400	661,982
Thai Tap Water Supply Co., Ltd	3,000,000	409,736
Thai Union Frozen Products PCL(7)	872,300	1,191,736
Thanachart Capital PCL(7)	523,300	463,037
Thoresen Thai Agencies PCL(7)	395,890	281,065
Ticon Industrial Connection PCL(7)	31,900	9,635
TMB Bank PCL(1)(7)	3,870,000	168,380
Total Access Communication PCL	1,135,000	1,282,439
TPI Polene PCL(7)	1,130,500	359,803
True Corp. PCL(1)(7)	6,684,500	641,580

		$61,448,731

Turkey — 3.0%

Adana Cimento Sanayii TAS	82,728	$246,004
Akbank TAS	750,681	3,595,712
Akcansa Cimento AS	38,000	153,070
Akenerji Elektrik Uretim AS(1)	270,121	527,419
Aksa Akrilik Kimya Sanayii AS	228,054	366,108
Alarko Holding AS	207,704	414,129
Anadolu Anonim Turk Sigorta Sirketi	368,571	236,257
Anadolu Efes Biracilik ve Malt Sanayii AS	221,148	2,581,308
Arcelik AS	219,421	922,897
Asya Katilim Bankasi AS	389,200	888,638
Aygaz AS	177,606	713,162
Bagfas Bandirma Gubre Fabrikalari AS(1)	8,000	517,567
BIM Birlesik Magazalar AS	93,096	2,580,211
Cimsa Cimento Sanayi ve Ticaret AS	64,400	353,515
Coca-Cola Icecek AS	65,400	579,975
Dogan Sirketler Grubu Holding AS	985,552	626,805
Dogus Otomotiv Servis ve Ticaret AS(1)	70,278	299,079
Eczacibasi Ilac Sanayi ve Ticaret AS	121,500	171,781
Enka Insaat ve Sanayi AS	461,627	1,577,468
Eregli Demir ve Celik Fabrikalari TAS(1)	989,535	2,505,888
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret AS	7,000	207,890
Gubre Fabrikalari TAS(1)	59,700	374,091
Haci Omer Sabanci Holding AS	403,849	1,620,922
Ihlas Holding AS(1)	666,400	256,492
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D(1)	1,258,218	456,871
KOC Holding AS	1,246,375	4,215,736

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Security	Shares	Value

Turkey (continued)

Mondi Tire Kutsan Kagit Ve Ambalas Sanayii AS(1)	457,200	$453,439
Net Holding AS(1)	456,864	270,245
Petkim Petrokimya Holding AS(1)	89,300	593,771
Petrol Ofisi AS(1)	123,246	495,614
Sekerbank TAS	222,375	207,936
Selcuk Ecza Deposu Ticaret ve Sanayi AS	243,000	330,982
Tekfen Holding AS	307,071	904,300
Tofas Turk Otomobil Fabrikasi AS	106,900	360,582
Trakya Cam Sanayii AS(1)	353,686	474,201
Tupras-Turkiye Petrol Rafinerileri AS	84,741	1,537,148
Turcas Petrolculuk AS	96,599	306,186
Turk Hava Yollari Anonim Ortakligi (THY) AS(1)	761,988	1,875,637
Turk Sise ve Cam Fabrikalari AS(1)	476,947	520,901
Turk Telekomunikasyon AS	160,000	510,777
Turkcell Iletisim Hizmetleri AS	683,494	3,545,079
Turkcell Iletisim Hizmetleri AS ADR	38,494	499,652
Turkiye Garanti Bankasi AS	1,538,174	6,401,312
Turkiye Halk Bankasi AS	203,500	1,502,346
Turkiye Is Bankasi	951,506	2,944,746
Turkiye Sinai Kalkinma Bankasi AS	139,996	154,878
Turkiye Vakiflar Bankasi TAO	491,121	1,116,752
Ulker Gida Sanayi ve Ticaret AS	89,129	236,906
Vestel Beyaz Esya Sanayi ve Ticaret AS	186,000	373,542
Vestel Elektronik Sanayi ve Ticaret AS(1)	209,707	273,143
Yapi ve Kredi Bankasi AS(1)	616,893	1,669,228
Yazicilar Holding AS	39,000	228,857
Zorlu Enerji Elektrik Uretim AS(1)	124,509	195,155

		$54,972,310

United Arab Emirates — 1.5%

Aabar Petroleum Investments Co. (PJSC)(1)	3,577,200	$1,289,845
Abu Dhabi Commercial Bank (PJSC)(1)	2,152,586	883,291
Abu Dhabi National Hotels	832,200	631,343
Agthia Group (PJSC)	550,000	282,317
Air Arabia	6,267,100	1,448,072
Ajman Bank (PJSC)(1)	1,582,800	313,599
Aldar Properties (PJSC)	2,272,500	1,656,760
Arabtec Holding Co.(1)	2,043,900	942,315
Aramex (PJSC)(1)	3,170,710	1,313,020
Dana Gas(1)	14,794,587	2,669,269
DP World, Ltd.	7,804,839	3,420,440
Dubai Financial Market	3,892,100	1,486,003
Dubai Investments (PJSC)	1,127,768	226,930
Dubai Islamic Bank (PJSC)	1,812,900	951,219
Emaar Properties (PJSC)(1)	5,600,700	4,567,446
Emirates NBD (PJSC)	400,000	262,569
First Gulf Bank (PJSC)	329,400	1,332,503
Gulf Navigation Holding	3,460,300	456,739
Islamic Arabic Insurance Co.(1)	1,335,600	243,688
National Bank of Abu Dhabi (PJSC)	600,600	1,799,414
National Central Cooling Co. (Tabreed)(1)	2,150,000	209,698
Ras Al Khaimah Cement Co.	667,800	120,553
Ras Al Khaimah Co.	1,319,300	378,954
Ras Al Khaimah Properties (PJSC)(1)	2,126,400	200,512
Sorouh Real Estate Co.(1)	1,094,965	512,746
Union National Bank(1)	442,269	334,656
Waha Capital (PJSC)	1,889,140	274,477

		$28,208,378

Vietnam — 0.4%

Development Investment Construction Corp.	120,000	$405,213
FPT Corp.	295,866	1,060,707
Gemadept Corp.	65,000	206,279
Hagl JSC(1)	85,000	350,980
Hoa Phat Group JSC	285,000	615,042
Kinhdo Corp.	70,000	191,573
PetroVietnam Drilling and Well Services JSC(1)	95,346	253,046
PetroVietnam Fertilizer and Chemical JSC	147,340	240,995
Pha Lai Thermal Power JSC	99,500	84,069
Saigon Securities, Inc.	397,920	711,050
Song Da Urban & Industrial Zone Investment and Development JSC	192,850	778,468
Tan Tao Investment Industry Co.(1)	303,600	350,797
Vietnam Dairy Products JSC	228,730	1,073,859
Vincom JSC	422,337	1,528,641
Vinh Son - Song Hinh Hydropower JSC	177,150	125,349

		$7,976,068

Total Common Stocks
(identified cost $1,345,837,006)		$1,806,625,608

Convertible Bonds — 0.0%(5)

		Principal
Security		Amount	Value

Oman — 0.0%(5)

Bank Muscat SAOG, 7.00%, 3/20/14	OMR	22,360	$57,709

Total Convertible Bonds
(identified cost $0)			$57,709

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Equity-Linked Securities(8) — 0.8%

	Maturity
Security	Date	Shares	Value

Saudi Arabia — 0.8%

Al Rajhi Bank(4)	4/30/12	60,200	$1,209,924
Alinma Bank(1)(4)	6/4/12	102,800	296,727
Almarai Co., Ltd.(4)	3/27/12	9,200	467,630
Arab National Bank(4)	6/4/12	26,300	282,966
Bank Albilad(1)(4)	9/21/12	59,100	324,237
Banque Saudi Fransi(4)	4/30/12	23,300	268,705
Dar Al Arkan Real Estate Development(4)	8/13/12	70,500	221,352
Etihad Etisalat Co.(4)	4/2/12	90,100	1,151,987
Fawaz Abdulaziz Alhokair Co.(4)	4/4/12	21,500	236,481
Fitaihi Holding Group(1)(4)	11/26/12	52,000	173,667
Jabal Omar Development Co.(1)(4)	5/3/13	64,000	312,720
Jarir Marketing Co.(4)	6/4/12	7,600	317,401
Makkah Construction & Development Co.(4)	3/15/13	35,000	272,045
Mobile Telecommunications Co.(1)(4)	6/4/12	115,000	259,883
Mohammad Al-Mojil Group(4)	1/7/13	38,000	185,172
National Industrialization Co.(4)	5/14/12	79,530	502,061
Rabigh Refining and Petrochemicals Co.(1)(4)	4/2/12	28,700	210,067
Riyad Bank(4)	6/11/12	68,500	512,339
Samba Financial Group(4)	4/30/12	45,000	685,444
Saudi Arabian Amiantit Co.(4)	6/25/12	32,700	151,934
Saudi Arabian Fertilizer Co.(4)	6/4/12	10,600	362,844
Saudi Basic Industries Corp.(4)	3/26/12	56,800	1,293,043
Saudi British Bank(4)	10/2/12	20,500	228,762
Saudi Cable Co.(4)	9/21/12	27,500	124,106
Saudi Cement Co.(4)	8/13/12	20,250	240,551
Saudi Chemical Co.(4)	11/26/12	28,700	311,848
Saudi Electricity Co.(4)	6/25/12	172,700	585,980
Saudi Industrial Investment Group(4)	6/11/12	49,800	230,721
Saudi International Petrochemicals Co.(4)	9/21/12	61,700	342,614
Saudi Kayan Petrochemical Co.(1)(4)	6/4/12	77,300	364,311
Saudi Pharmaceutical Industries and Medical Appliances Corp.(4)	11/26/12	33,074	268,539
Saudi Telecom Co.(4)	5/21/12	60,900	611,387
Savola(4)	4/20/12	90,600	846,743
Yanbu National Petrochemicals Co.(1)(4)	1/7/13	22,500	227,682

Total Equity-Linked Securities
(identified cost $13,862,538)			$14,081,873

Investment Funds — 0.4%

Security	Shares	Value

Vietnam Enterprise Investments, Ltd.(1)	3,974,633	$7,551,803
Vietnam Growth Fund, Ltd.(1)	17,646	209,105

Total Investment Funds
(identified cost $11,254,661)		$7,760,908

Rights(1) — 0.0%(5)

Security	Shares	Value

Banca Transilvania	7,656,341	$90,044
Bank of Communications Co., Ltd., Exp. 7/9/10	165,000	66,111
Kenya Commercial Bank, Ltd., Exp. 7/23/10	2,696,160	52,769

Total Rights
(identified cost $0)		$208,924

Warrants(1) — 0.0%(5)

Security	Shares	Value

Megaworld Corp., Exp. 12/14/14, strike PHP 1.00	1,712,000	$21,790
Minor International PCL, Exp. 5/18/13, strike THB 13.00	307,917	22,816

Total Warrants
(identified cost $0)		$44,606

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Short-Term Investments — 0.5%

	Principal
	Amount
Description	(000’s omitted)	Value

State Street Bank & Trust Repurchase Agreement, dated 6/30/10, with a maturity date of 7/1/10, an interest rate of 0.01% and repurchase proceeds of $10,106,003; collateralized by $10,095,000 Federal Home Loan Bank, 4.375% due 9/17/10 and a market value of $10,310,024	$10,106	$10,106,000

Total Short-Term Investments
(identified cost $10,106,000)		$10,106,000

Total Investments — 99.4%
(identified cost $1,381,060,205)		$1,838,885,628

Other Assets, Less Liabilities — 0.6%		$10,220,378

Net Assets — 100.0%		$1,849,106,006

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PCL - Public Company Ltd.

PDR - Philippine Deposit Receipt

PFC Shares - Preference Shares

OMR - Omani Rial

PHP - Philippine Peso

THB - Thailand Baht

(1)	Non-income producing security.

(2)	Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

(4)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At June 30, 2010, the aggregate value of these securities is $16,586,417 or 0.9% of the Fund’s net assets.

(5)	Amount is less than 0.05%.

(6)	Represents fractional shares.

(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.

(8)	Security whose performance, including redemption at maturity, is linked to the price of the underlying equity security. The investment is subject to credit risk of the issuing financial institution (HSBC Bank plc) in addition to the market risk of the underlying security.

Currency Concentration of Portfolio

	Percentage
Currency	of Net Assets	Value

United States Dollar	14.2%	$262,224,248
Hong Kong Dollar	8.3	152,834,036
Mexican Peso	6.0	110,937,059
New Taiwan Dollar	5.9	109,746,225
South Korean Won	5.8	107,679,279
Indian Rupee	5.7	105,631,564
South African Rand	5.7	105,127,493
Brazilian Real	5.2	96,731,770
Indonesian Rupiah	3.9	72,863,920
Thailand Baht	3.3	60,207,973
Malaysian Ringgit	3.2	58,259,604
New Turkish Lira	2.9	54,472,658
Polish Zloty	2.9	54,371,953
Chilean Peso	2.3	41,993,005
Philippine Peso	1.8	32,704,285
Moroccan Dirham	1.6	28,818,906
Qatari Riyal	1.5	28,132,560
Kuwaiti Dinar	1.5	27,243,790
Hungarian Forint	1.5	26,946,968
Colombian Peso	1.4	26,460,638
Czech Koruna	1.4	25,950,423
Euro	1.4	25,918,521
Egyptian Pound	1.4	25,895,410
United Arab Emirates Dirham	1.3	24,787,938
Other currency, less than 1% each	9.3	172,945,402

Total Investments	99.4%	$1,838,885,628

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Industry Classification of Portfolio

	Percentage
Sector	of Net Assets	Value

Financials	25.1%	$464,291,859
Materials	11.3	209,708,644
Industrials	10.7	198,135,050
Telecommunication Services	10.5	193,758,479
Energy	9.4	173,943,039
Consumer Staples	8.2	152,356,936
Consumer Discretionary	7.1	131,623,506
Information Technology	6.5	119,362,362
Utilities	4.6	83,921,004
Diversified	3.3	61,164,789
Health Care	1.8	32,441,813
Other	0.5	10,417,239
Investment Funds	0.4	7,760,908

Total Investments	99.4%	$1,838,885,628

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

FINANCIAL STATEMENTS

Statement of Assets and Liabilities

As of June 30, 2010

Assets

Investments, at value (identified cost, $1,381,060,205)	$1,838,885,628
Cash	180
Foreign currency, at value (identified cost, $6,368,602)	6,350,752
Dividends and interest receivable	5,484,616
Receivable for investments sold	1,119,259
Receivable for Fund shares sold	2,957,939
Tax reclaims receivable	28,189

Total assets	$1,854,826,563

Liabilities

Payable for investments purchased	$1,019,376
Payable for Fund shares redeemed	1,043,930
Payable to affiliates:
Investment adviser fee	688,922
Administration fee	765,469
Accrued foreign capital gains taxes	2,202,860

Total liabilities	$5,720,557

Net Assets	$1,849,106,006

Sources of Net Assets

Paid-in capital	$1,498,859,341
Accumulated net realized loss	(110,475,300)
Accumulated undistributed net investment income	5,146,731
Net unrealized appreciation	455,575,234

Total	$1,849,106,006

Class I Shares

Net Assets	$1,849,106,006
Shares Outstanding	45,316,455
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$40.80

*	Redemption price per share is equal to the net asset value less any applicable redemption fee.

Statement of Operations

For the Year Ended
June 30, 2010

Investment Income

Dividends (net of foreign taxes, $4,513,101)	$41,892,278
Interest	3,931

Total investment income	$41,896,209

Expenses

Investment adviser fee	$7,545,644
Administration fee	8,384,050
Stock dividend tax	83,668

Total expenses	$16,013,362

Net investment income	$25,882,847

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $69,039)	$(13,365,280)
Foreign currency transactions	(1,369,606)

Net realized loss	$(14,734,886)

Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $1,594,226)	$286,486,776
Foreign currency	(151,873)

Net change in unrealized appreciation (depreciation)	$286,334,903

Net realized and unrealized gain	$271,600,017

Net increase in net assets from operations	$297,482,864

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

	Year Ended	Year Ended
Increase (Decrease) in Net Assets	June 30, 2010	June 30, 2009

From operations —
Net investment income	$25,882,847	$24,556,055
Net realized loss from investment and foreign currency transactions	(14,734,886)	(96,497,886)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	286,334,903	(346,337,585)

Net increase (decrease) in net assets from operations	$297,482,864	$(418,279,416)

Distributions to shareholders —
From net investment income	$(17,001,447)	$(24,564,198)

Total distributions to shareholders	$(17,001,447)	$(24,564,198)

Transactions in shares of beneficial interest —
Proceeds from sale of shares	$518,811,578	$518,219,403
Net asset value of shares issued to shareholders in payment of distributions declared	11,129,509	16,340,953
Cost of shares redeemed	(218,418,087)	(300,104,714)
Redemption fees	3,749,690	5,540,007

Net increase in net assets from Fund share transactions	$315,272,690	$239,995,649

Net increase (decrease) in net assets	$595,754,107	$(202,847,965)

Net Assets

At beginning of year	$1,253,351,899	$1,456,199,864

At end of year	$1,849,106,006	$1,253,351,899

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$5,146,731	$(2,562,731)

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Class I

	Year Ended June 30,

	2010	2009	2008	2007	2006

Net asset value — Beginning of year	$33.060	$47.940	$47.670	$31.600	$23.880

Income (Loss) From Operations

Net investment income(1)	$0.634	$0.731	$0.857	$0.700	$0.550
Net realized and unrealized gain (loss)	7.439	(15.029)	0.953	16.070	7.810

Total income (loss) from operations	$8.073	$(14.298)	$1.810	$16.770	$8.360

Less Distributions

From net investment income	$(0.425)	$(0.747)	$(0.933)	$(0.750)	$(0.660)
From net realized gain	—	—	(0.728)	—	—

Total distributions	$(0.425)	$(0.747)	$(1.661)	$(0.750)	$(0.660)

Redemption fees(1)	$0.092	$0.165	$0.121	$0.050	$0.020

Net asset value — End of year	$40.800	$33.060	$47.940	$47.670	$31.600

Total Return(2)	24.66%	(29.00)%	3.71%	53.79%	35.35%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,849,106	$1,253,352	$1,456,200	$1,168,050	$557,634
Ratios (as a percentage of average daily net assets):
Expenses	0.95%	0.95%	0.95%	0.95%	0.95%
Net investment income	1.54%	2.37%	1.68%	1.80%	1.84%
Portfolio Turnover	11%	14%	4%	6%	9%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

See notes to financial statements

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Tax-Managed Emerging Markets Fund (the Fund) is a diversified series of Eaton Vance Series Trust II (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term, after-tax returns for its shareholders. The Fund offers Class I shares, which are offered at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Equity securities (including common shares of closed-end investment companies) listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that will use various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt securities purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

At June 30, 2010, the Fund, for federal income tax purposes, had a capital loss carryforward of $103,968,781 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryforward will expire on June 30, 2017 ($6,576,373) and June 30, 2018 ($97,392,408).

Additionally, at June 30, 2010, the Fund had a net capital loss of $4,231,517 attributable to security transactions incurred after October 31, 2009. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending June 30, 2011.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Tax expense attributable to unrealized appreciation is included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of June 30, 2010, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the Fund’s federal tax returns filed in the 3-year period ended June 30, 2010 remains subject to examination by the Internal Revenue Service.

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

I  Redemption Fees — Fund shares acquired on or after April 1, 2005 are subject to a redemption fee, at the time of exchange or redemption, equal to 2% of the net asset value of the shares exchanged or redeemed. Fund shares purchased prior to April 1, 2005 are subject to a redemption fee equal to 1% of the net asset value of the shares exchanged or redeemed, and were subject to a purchase fee of 1% of the net asset value of the shares purchased at the time they were purchased. Shares acquired on or before June 30, 1998 are not subject to a redemption fee. The redemption fee is accounted for as an addition to paid-in capital.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

J  Repurchase Agreements — The Fund may enter into repurchase agreements collateralized by U.S. Treasury obligations, U.S. agency obligations, commercial paper and mortgage-backed securities involving any or all of its assets with banks and broker-dealers determined to be creditworthy by the Fund’s investment adviser, Eaton Vance Management (EVM). Under a repurchase agreement, the Fund buys a security at one price and simultaneously promises to sell that same security back to the seller at a higher price for settlement at a later date. The Fund’s repurchase agreements provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement, and will be marked to market daily. The repurchase date is usually overnight, but may be within seven days of the original purchase date. In the event of bankruptcy of the counterparty or a third party custodian, the Fund might experience delays in recovering its cash or experience a loss.

2   Distributions to Shareholders

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains (reduced by available capital loss carryforwards from prior years, if any). Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended June 30, 2010 and June 30, 2009 was as follows:

	Year Ended June 30,
	2010	2009

Distributions declared from:
Ordinary income	$17,001,447	$24,564,198

During the year ended June 30, 2010, accumulated net realized loss was decreased by $47,854, accumulated undistributed net investment income was decreased by $1,171,938, and paid-in capital was increased by $1,124,084 due to differences between book and tax accounting, primarily for investments in passive foreign investment companies (PFICs) and foreign currency gain (loss). These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of June 30, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$15,847,087
Capital loss carryforward and post October losses	$(108,200,298)
Net unrealized appreciation	$442,599,876

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in PFICs and foreign currency transactions.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM as compensation for management and investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.45% of the Fund’s average daily net assets and is payable monthly. For the year ended June 30, 2010, the investment adviser fee amounted to $7,545,644. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to Parametric Portfolio Associates LLC (Parametric), an affiliate of EVM. EVM pays Parametric a portion of its advisory fee for sub-advisory services provided to the Fund. The administration fee is earned by EVM for administering the business affairs of the Fund and is computed at an annual rate of 0.50% of the Fund’s average daily net assets. For the year ended June 30, 2010, the administration fee amounted to $8,384,050. EVM also pays all ordinary operating expenses of the Fund (excluding the investment adviser and administration fees). EVM serves as the sub-transfer agent of the Fund, at no additional cost to the Fund.

Except for Trustees of the Fund who are not members of EVM’s organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended June 30, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of the above organizations. Trustees’ fees incurred by the Fund for the year ended June 30, 2010 were paid by EVM.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

4   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $494,164,968 and $177,203,740, respectively, for the year ended June 30, 2010.

5   Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

	Year Ended June 30,
	2010	2009

Sales	12,464,104	17,570,464
Issued to shareholders electing to receive payments of distributions in Fund shares	264,547	645,377
Redemptions	(5,326,310)	(10,676,420)

Net increase	7,402,341	7,539,421

For the years ended June 30, 2010 and June 30, 2009, the Fund received $3,749,690 and $5,540,007, respectively, in redemption fees.

6   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2010, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,394,035,563

Gross unrealized appreciation	$549,439,628
Gross unrealized depreciation	(104,589,563)

Net unrealized appreciation	$444,850,065

7   Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended June 30, 2010.

8   Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers and issuers than in the United States.

9   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

At June 30, 2010, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted
	Prices in
	Active	Significant
	Markets for	Other		Significant
	Identical	Observable		Unobservable
	Assets	Inputs		Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Asia/Pacific	$32,763,633	$711,092,152		$0	$743,855,785
Emerging Europe	42,551,043	302,230,291		—	344,781,334
Latin America	351,529,456	28,332		0	351,557,788
Middle East/Africa	125,741,415	240,689,286		0	366,430,701

Total Common Stocks	$552,585,547	$1,254,040,061	*	$0	$1,806,625,608

Convertible Bonds	$—	$57,709		$—	$57,709
Equity-Linked Securities	—	14,081,873		—	14,081,873
Investment Funds	—	7,760,908		—	7,760,908
Rights	118,880	90,044		—	208,924
Warrants	44,606	—		—	44,606
Short-Term Investments	—	10,106,000		—	10,106,000

Total Investments	$552,749,033	$1,286,136,595		$0	$1,838,885,628

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks

Balance as of June 30, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)*	(169,538)
Net purchases (sales)	0
Accrued discount (premium)	—
Net transfers to (from) Level 3**	169,538

Balance as of June 30, 2010	$0

Change in net unrealized appreciation (depreciation) on investments still held as of June 30, 2010*	$(169,538)

*	Amount is included in the related amount on investments in the Statement of Operations.

**	Transfers are reflected at the value of the securities at the beginning of the period.

All Level 3 investments held at June 30, 2010 and June 30, 2009 were valued at $0.

Eaton Vance Tax-Managed Emerging Markets Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Series Trust II
and Shareholders of Eaton Vance
Tax-Managed Emerging Markets Fund:
We have audited the accompanying statement of assets and liabilities of Eaton Vance Tax-Managed Emerging Markets Fund (the ”Fund”) (one of the series of Eaton Vance Series Trust II), including the portfolio of investments, as of June 30, 2010, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the two years in the period ended June 30, 2007, were audited by other auditors. Those auditors expressed an unqualified opinion on those financial statements and financial highlights in their report dated August 15, 2007.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of June 30, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
August 13, 2010

Eaton Vance Tax-Managed Emerging Markets Fund as of June 30, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the foreign tax credit.

Qualified Dividend Income. The Fund designates $27,201,714, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Foreign Tax Credit. The Fund paid foreign taxes of $4,345,194 and recognized foreign source income of $46,405,379.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and subadvisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreement of Eaton Vance Tax-Managed Emerging Markets Fund (the “Fund”) with Eaton Vance Management (the “Adviser”) and the sub-advisory agreement with Parametric Portfolio Associates LLC (the “Sub-adviser”), including their fee structures, are in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to the agreements. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement and sub-advisory agreement for the Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement and sub-advisory agreement of the Fund, the Board evaluated the nature, extent and quality of services provided to the Fund by the Adviser and the Sub-adviser.

The Board considered the Adviser’s and Sub-adviser’s management capabilities and investment process with respect to the types of investments held by the Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Fund. The Board evaluated the abilities and experience of such investment personnel in analyzing factors such as special considerations relevant to investing in emerging markets. The Board noted the Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Adviser, the Board considered the Adviser’s responsibilities supervising the Sub-adviser. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods to recruit and retain investment personnel, and the time and attention devoted to the Fund by senior management. With respect to the Sub-adviser, the Board took into account the resources available to the Sub-adviser in fulfilling its duties under the sub-advisory agreement and the Sub-adviser’s experience in managing equity portfolios.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof, including the Sub-adviser. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

Eaton Vance Tax-Managed Emerging Markets Fund

BOARD OF TRUSTEES’ ANNUAL CONTRACT APPROVAL CONT’D

The Board considered shareholder and other administrative services provided or managed by the Adviser and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser and Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement and sub-advisory agreement.

Fund Performance

The Board compared the Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates, including any administrative fee rates, payable by the Fund (referred to as “management fees”). As part of its review, the Board considered the management fees and the Fund’s total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on Fund expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund, including the benefits of research services that may be available to the Adviser or Sub-adviser as a result of securities transactions effected for the Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates, including the Sub-adviser, are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates, may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that assuming reasonably foreseeable increases in the assets of the Fund, the Adviser and its affiliates and the Fund can be expected to continue to share such benefits equitably.

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Series Trust II (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research, “Parametric” refers to Parametric Portfolio Associates LLC and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex
Name and	with the	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Date of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	During Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 183 registered investment companies and 3 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV which are affiliates of the Trust.	183	Director of EVC

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration, Harvard University Graduate School of Business Administration.	183	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	183	Director of Assurant, Inc. (insurance provider) and Stonemor Partners L.P. (owner and operator of cemeteries)

William H. Park 9/19/47	Trustee	Since 2003	Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (since 2006). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	183	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	183	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	183	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Eaton Vance Tax-Managed Emerging Markets Fund

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
	Position(s)	Office and	Principal Occupation(s)	in Fund Complex
Name and	with the	Length of	During Past Five Years and	Overseen By	Other Directorships Held
Date of Birth	Trust	Service	Other Relevant Experience	Trustee(1)	During Last Five Years(2)

Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	183	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies) and Advisory Director of Berkshire Capital Securities LLC (private investment banking firm).

Lynn A. Stout 9/14/57	Trustee	Since 2001	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers in these areas.	183	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	183	None

Principal Officers who are not Trustees

Term of
	Position(s)	Office and
Name and	with the	Length of	Principal Occupation(s)
Date of Birth	Trust	Service	During Past Five Years

Michael W. Weilheimer 2/11/61	President	Since 2002	Vice President of EVM and BMR. Officer of 27 registered investment companies managed by EVM or BMR.
Thomas P. Huggins 3/7/66	Vice President	Since 2000	Vice President of EVM and BMR. Officer of 4 registered investment companies managed by EVM or BMR.
Thomas Seto 9/27/62	Vice President	Since 2007	Vice President and Director of Portfolio Management of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.
David M. Stein 5/4/51	Vice President	Since 2007	Managing Director and Chief Investment Officer of Parametric. Officer of 32 registered investment companies managed by EVM or BMR.
Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 183 registered investment companies managed by EVM or BMR.
Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 183 registered investment companies managed by EVM or BMR.
Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 183 registered investment companies managed by EVM or BMR.

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

Investment Adviser and Administrator of
Eaton Vance Tax-Managed Emerging Markets Fund
Eaton Vance Management
Two International Place
Boston, MA 02110

Sub-Adviser of Eaton Vance Tax-Managed Emerging Markets Fund
Parametric Portfolio Associates LLC
1151 Fairview Avenue N.
Seattle, WA 98109

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Tax-Managed Emerging Markets Fund
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully the Fund’s investment objective(s), risks, and charges and expenses. The Fund’s current prospectus or summary prospectus, if available, contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

2050-8/10	TMEMSRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company). Previously, he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a)-(d)
Eaton Vance Tax-Managed Emerging Markets Fund (the “Fund”), is a series of Eaton Vance Series Trust II (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 2 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Fund’s annual reports.
The following tables represent the aggregate fees billed to the Fund for the Fund’s fiscal years ended June 30, 2009 and June 30, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by the principal accountant during those periods.
Eaton Vance Tax-Managed Emerging Markets Fund

Fiscal Years Ended	6/30/2009	6/30/2010

Audit Fees	$68,000	$66,500

Audit-Related Fees(1)	$0	$1,500

Tax Fees(2)	$10,140	$10,140

All Other Fees(3)	$0	$1,400

Total	$78,140	$79,540

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

The Series comprising the Trust have varying fiscal year ends (June 30 and October 31). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by the principal accountant of each Series, D&T, for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/08	6/30/09	10/31/09	6/30/10

Audit Fees	$16,555	$68,000	$15,520	$66,500

Audit-Related Fees(1)	$0	$0	$0	$1,500

Tax Fees(2)	$11,390	$10,140	$11,890	$10,140

All Other Fees(3)	$0	$0	$1,500	$1,400

Total	$27,945	$78,140	$28,910	$79,540

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonable related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
During the Fund’s fiscal years ended June 30, 2009 and June 30, 2010, $38,350 was billed by D&T, the principal accountant for the Funds, for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c)(7)(ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to all of the Series in the Trust by each Series respective principal accountant for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by each Series respective principal accountant for the last two fiscal years of each Series.

Fiscal Years Ended	10/31/08	6/30/09	10/31/09	6/30/10

Registrant(1)	$11,390	$10,140	$13,390	$13,040

Eaton Vance (2)	$317,301	$276,982	$280,861	$215,011

(1)	Includes all of the Series in the Trust.

(2)	During the fiscal years reported above, certain Funds were a “feeder” fund in a “master-feeder” fund structure. Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.
(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Series Trust II

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	August 11, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 11, 2010

By:	/s/ Michael W. Weilheimer

Michael W. Weilheimer
President

Date:	August 11, 2010